                                              _________________________________

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811 - 06603
                                               -----------

_____Performance Funds Trust___________________________________
                            (Exact name of registrant as specified in charter)

_____3435 Stelzer Rd   Columbus, OH  43219_______________________
                            (Address of principal executive offices) (Zip code)

_____3435 Stelzer Rd   Columbus, OH  43219_____________________
                                        (Name and address of agent for service)

Registrant's telephone number, including area code:___800-737-3676_____

Date of fiscal year end:_______5/31/03___________________

Date of reporting period:______5/31/03__________________

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[PERFORMANCE FUNDS LOGO]

June 30, 2003

Dear Shareholder:

ECONOMIC REVIEW

May 31st marked the end of the Performance Funds' fiscal year. It has been a year in which the economy has struggled to recover. Monetary and fiscal policy have helped through rate cuts and tax changes, but consumer and business spending is what the economy has been missing recently.

Since consumer spending accounts for two-thirds of economic activity, it is mainly consumers who determine whether the economy sinks or swims. Over the past year, they have pulled in their buying propensities due to a myriad of concerns
- financial and geopolitical. With the Iraqi war no longer dominating the headlines, the jobless nature of the recovery became the major deterrent to spending gains. Households are understandably reluctant to go on a buying binge as long as job prospects remain dim, resulting in constraining income growth.

However, despite the inhospitable job market, the latest reading on consumer confidence highlights an apparent dichotomy between how people view the present versus their future prospects. This economic gauge, although in a downtrend most of our fiscal year, has turned upwards, and the recent gains (which may or may not translate into stronger spending) are entirely based on improved expectations about the future.

So, is the glass half-full or half-empty? The question remains. Expectations can only go so far. Unless consumers soon start to feel better about the present situation, their hopes will deflate and confidence levels will shrivel, ultimately undercutting the critical support from consumption that is needed to spur faster economic growth. It's hard to disagree with this message. It is possible that if the job market does not improve soon, households may start to question their faith in the future and close their wallets even more than they have in recent months.

The optimists, however, are not totally cast adrift, and they are finding support in the financial markets, among other places. Stocks rallied over 20 percent since early March as measured by the S&P 500, while interest rates continue to hover at or near historic lows. The performance of the markets not only reflects investor expectations about the future, it contributes to the fulfillment of these expectations. The stock rally, for example, has added about $2 trillion in equity wealth to the economy, replenishing a significant fraction of the more than $6 trillion of equity losses suffered since the market peaked in the spring of 2000. While the direct boost to household spending from this positive "wealth effect" may be relatively minor, at least the drag on consumption from the debilitating erosion in net worth over the past three years is no longer in play. Perhaps more significant is that the stock market is considered a barometer of households' sense of well-being, which does factor into spending decisions.

As for interest rates, the decline this year has been nothing short of astonishing. To be sure, there is a mixed message in this development. On the one hand, the plunge in Treasury yields reflects market perceptions of a weak economy, laced with mounting concerns over deflation. However, the yield decline has also been accompanied by a marked narrowing of credit spreads, with high-yield bonds enjoying the steepest yield declines. This would not happen if investors did not have a brighter outlook for corporate profits, which lessens the risk of default and encourages the purchase of riskier securities. This brightened profit outlook, in turn, has been validated recently by incoming earnings reports for the first quarter, which beat expectations by a wide margin. With profits on the mend, and corporations well on the road to repairing damaged balance sheets, spending on capital equipment has a chance to resume. Capital spending historically recovers about a year after profits turn the corner.

To further help the recovery, the Bush Administration's tax legislation will provide a substantial impetus to future growth, when about $25-30 billion will be pumped into the economy through tax rebates and downward adjustments to income tax withholding rates.

For another, the sharp decline in the dollar is already having a positive impact on corporate revenues, as foreign sales are being converted into more dollars when brought back home and domestic producers are feeling less competitive pressure from overseas rivals to keep a lid on prices. Finally, the Federal Reserve is keeping a heavy foot on the accelerator pedal, pumping up liquidity and keeping short-term interest rates at historically low levels. Many hope that this powerful tandem of fiscal and monetary stimulus with the aid of a lower dollar and favorable financial market conditions will be enough to jump-start the languid economy in the second half of the year, and justify the improving expectations of households.

Sincerely,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE PRESIDENT OF THE ADVISOR THROUGH THE YEAR ENDED MAY 31, 2003. THE PRESIDENT'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE MONEY MARKET FUND

The Performance Money Market Fund provided shareholders with a return of 1.11%(1) Institutional Class Shares) and 0.86%(1) (Class A Shares) for the year ended May 31, 2003. Over the past twelve months, the Fund's seven-day yield has fluctuated from a high of 1.43% on July 2, 2002, to a low of 0.76% on May 30, 2003 (institutional shares only). Interest rates continued to move lower during the past twelve months as the Federal Reserve moved the target Fed Funds rate to a low of 1.25% at the end of the period. A sluggish economy along with other economic shocks such as the war in Iraq, have kept the Federal Reserve in an easing mode. The Performance Money Market Fund has been affected by the lower interest rate environment due to the fact that the securities that the Fund purchases have moved lower in yield during this time frame. Going forward, the economic situation will play a major role in whether the short-term interest rate environment improves or not. As long as the Federal Reserve has to keep interest rates low in an attempt to stimulate the economy, the Fund will not have an opportunity to invest funds at higher rates.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements.(2) The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

The Performance Short Term Government Income Fund provided shareholders with a return of 4.51% (Institutional Class Shares) and 4.16% (Class A Shares(1)-excluding sales charge) for the twelve months ended May 31, 2003. The net asset value for the Fund's Institutional Shares closed the fiscal year at $10.20 from a beginning price of $10.11 last June. The short end of the yield curve continued to rally during the past twelve months as continued economic weakness along with some flight to quality issues led to much lower short-term rates. The two-year note traded at an all time low yield during this time period and ended the twelve months with a yield of 1.31% after beginning the year with a yield of 3.19%. The Federal Reserve lowered interest rates again during this period as sluggish economic growth, tepid pricing power and the effects of a brief war caused the Fed to lower their target rate to 1.25% by the end of May. The war in Iraq also led many investors to buy the short end of the curve as a flight to quality began in the weeks before the war as uncertainty caused equities to flounder. Fixed income investments rallied as a result. The Fund maintained its slightly defensive position during the past twelve months. The Fund continued to provide incremental yield over money market type instruments even though finding product became harder as the year progressed.

Going forward, the Fund will continue to try and capture the incremental yield available in the short end of the U.S. fixed income securities markets for the benefit of our shareholders. We will continue to use our strategy of buying high quality securities from the U. S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market.(2)

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                     THE SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2003)
[SHORT TERM GOVERNMENT INCOME FUND PERFORMANCE LINE GRAPH]

                                                                             LEHMAN BROTHERS 1-3 YR       MERRILL LYNCH 1-3 YR.
                                               INSTITUTIONAL CLASS SHARES        GOV'T./CORP.(1)             GOV'T./CORP.(2)
                                               --------------------------    ----------------------       ---------------------
6/93                                                     10000                        10000                       10000
11/93                                                    10202                        10166                       10244
5/94                                                     10149                        10133                       10212
11/94                                                    10233                        10244                       10326
5/95                                                     10795                        10884                       10984
11/95                                                    11160                        11304                       11404
5/96                                                     11296                        11473                       11570
11/96                                                    11742                        11973                       12074
5/97                                                     11939                        12237                       12343
11/97                                                    12367                        12689                       12797
5/98                                                     12746                        13092                       13212
11/98                                                    13176                        13609                       13734
5/99                                                     13328                        13794                       13926
11/99                                                    13560                        14078                       14210
5/00                                                     13853                        14349                       14496
11/00                                                    14474                        15049                       15201
5/01                                                     15165                        15829                       15975
11/01                                                    15752                        16560                       16713
5/02                                                     15986                        16852                       16998
11/02                                                    16449                        17419                       17563
5/03                                                     16707                        17934                       18056

-------------------------------------------------------------
                       CLASS A SHARES
                AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
                            1 YEAR      5 YEAR      10 YEAR
-------------------------------------------------------------
 Without Sales Charge        4.16%       5.28%       5.00%
-------------------------------------------------------------
 With Sales Charge*          1.06%       4.65%       4.68%
-------------------------------------------------------------

* Reflects the maximum sales charge of 3.00%.

--------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
                 AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------
       1 YEAR               5 YEAR              10 YEAR
--------------------------------------------------------------
        4.51%                5.56%                5.27%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Lehman Brothers 1-3 Year Government/Corporate Index (the "Index"). The Index is unmanaged and is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-3 years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch 1-3 Government/Corporate Index (the "Index") is an unmanaged market value-weighted index that tracks the total return performance of publicly placed, nonconvertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index although they can invest in the underlying securities.

(3) The total returns for Class A Shares reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE INTERMEDIATE TERM INCOME FUND

My letter to shareholders from last year (2002) suggested that bond yields were approaching levels that seemed unattractive for long term investors, and that "little fundamental value exists to protect a bond investor should rates turn around." While my comments fell short of announcing a "bubble" in the Treasury market, it did not accurately forecast the events of the next fiscal year. Shareholders of the Performance Intermediate Fixed Income Fund faired quite well, earning a total return of 10.64% (Institutional Shares), and better than 74% of the similar objective funds covered by Lipper. This is commendable, considering the cautious stance we are maintaining in our portfolio.

At the beginning of this fiscal year, the stock markets had already declined over 25% from their highs, yet the economy seemed to be holding steady. Immediately following the issuance of our annual report in 2002, the stock market turned sour again, with most markets falling another 20%. This sudden equity market downdraft instilled another waive of fear into investors, and Treasury bonds were purchased vigorously. Rates fell to 40 year lows, causing a flood of mortgage refinancing by the debt-ridden public. This in turn added fuel to the Treasury rally, as mortgage investors scrambled to buy more bonds to replace their rapidly paying mortgage securities. This self-feeding frenzy was further incited by the Fed, who foresaw further economic weakness, and cut the Fed Funds rate by .50% before the end of 2002. Initially, this rate cut scared the bond market sending yields higher into the early parts of 2003. However, as the United States became poised for war with Iraq, investors again fled for the safety of the U. S. Treasury market. The "end" of the war brought a short rebound in rates, but the economy still did not improve. As the Fed introduced a new fear, "deflation", and rates plunged to new all-time lows.

While economic growth is lackluster, it is by no means deflationary. There are certain pockets that are actually showing improvement, including the stock market. Our current growth in GDP, and recent inflation numbers should not have moved the bond market to these new highs. And, while the recent rallies were powerful, it seems that the majority of the rallies over the past 12 months have been fear driven, rather than from changes in fundamental value. Investors have been streaming into bonds out of stocks, and out of unstable currencies. These are trends that can be quickly reversed. We concur that this economy is sluggish, and growth will be minimal over the short term which will keep rates low. The Fed has no intention of prematurely raising rates. It could very well be, however, that we are now in a bond market "bubble". Without sufficient income yield to rely on, the risk-reward potential of the bond market could be dismal going forward. Fortunately, there are pockets of the bond market that will enable the fund to generate income at attractive levels.(1) Certain mortgage structures, corporate debt on stable companies, and a steep yield curve still seems attractive to us and will be used to carry us through this rate cycle. Nevertheless, a conservative approach to price volatility is still a priority in our portfolio structure.

Signed,

/s/Jonathan Rogers

Jonathan Rogers, CFA
Director of Fixed Income
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                       THE INTERMEDIATE TERM INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2003)
[INTERMEDIATE TERM INCOME FUND PERFORMANCE LINE GRAPH]

                                                                             LEHMAN BROTHERS
                                           INSTITUTIONAL CLASS SHARES        GOV'T./CORP.(1)        MERRILL LYNCH GOV'T./CORP.(2)
                                           --------------------------        ---------------        -----------------------------
6/93                                                 10000                        10000                         10000
11/93                                                10438                        10489                         10490
5/94                                                 10034                        10101                         10121
11/94                                                 9939                        10099                         10116
5/95                                                 10968                        11274                         11287
11/95                                                11535                        11946                         11957
5/96                                                 11260                        11736                         11760
11/96                                                12002                        12614                         12622
5/97                                                 12070                        12663                         12681
11/97                                                12828                        13548                         13564
5/98                                                 13330                        14118                         14140
11/98                                                14048                        14950                         14964
5/99                                                 13658                        14691                         14722
11/99                                                13610                        14754                         14781
5/00                                                 13755                        14969                         15014
11/00                                                14810                        16083                         16141
5/01                                                 15514                        16895                         16936
11/01                                                16457                        17936                         17988
5/02                                                 16808                        18220                         18252
11/02                                                17594                        19245                         19303
5/03                                                 18592                        20872                         20876

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     10.37%      6.59%       6.12%
----------------------------------------------------------
 With Sales Charge*        4.53%      5.46%       5.55%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------------
                                                                                  CLASS B SHARES
                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------------
                                                                                  1 YEAR         5 YEAR        10 YEAR
                                                        ------------------------------------------------------------------
                                                         Without CDSC              9.59%          5.87%          5.76%
                                                        ------------------------------------------------------------------
                                                         With CDSC**               4.56%          5.55%          5.76%
                                                        ------------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       10.64%              8.88%               6.40%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in Lehman Government/Corporate Bond Index (the "Index"). The Index is an unmanaged index that is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-10 years. The index does not reflect the expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch Government/Corporate Master Index (the "Index") is an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total returns set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the twelve months ended May 31, 2003, the Large Cap Equity Fund (the "Fund"), Institutional Class Shares returned -9.55%. This performance was slightly lower than that realized by the Standard & Poor's 500 Stock Index of -8.07%.(1) The Fund's performance kept pace with the Index until April and May of 2003 when higher beta stocks significantly outperformed the broad market.

As for sector performance, holdings in Information Technology, Health Care, and Utilities added value for the year; for example, Oracle (up 64%), Forest Labs (up 37%), Southern Company (up 21%), and Entergy (up 20%). On the flipside, Consumer Discretionary sector stocks such as General Motors and Ford significantly underperformed. In addition, Sun Microsystems, Baxter International, and Motorola each lost over a third of their value.

As of this writing, stocks have rebounded considerably from the October 2002 and March 2003 lows, but we are not yet convinced this is a new secular bull market. The current investment landscape includes little to no inflation, a declining dollar, gold trading at multi-year highs, and interest rates at 40-year lows. We will be monitoring capacity utilization, unemployment, and finally profits for confirmation of a pick up in the economy.

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2003(2):

 1.  Exxon Mobil                       3.95%
 2.  Wal-Mart                          3.74%
 3.  General Electric                  3.58%
 4.  Microsoft                         3.50%
 5.  Pfizer                            3.31%
 6.  Johnson & Johnson                 2.50%
 7.  Citigroup                         2.49%
 8.  Merck & Co.                       2.41%
 9.  Procter & Gamble                  2.39%
10.  American Intl. Group              2.31%

Signed,

/s/ Charles H. Windham, Jr.

Charles H. Windham, Jr.
Vice President and Trust Officer
Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment managing and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2003.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2003)
[LARGE CAP EQUITY FUND PERFORMANCE LINE GRAPH]

                                                                 INSTITUTIONAL CLASS SHARES                 S&P 500(1)
                                                                 --------------------------                 ----------
6/93                                                                       10000                              10000
11/93                                                                      10536                              10400
5/94                                                                       10310                              10425
11/94                                                                      10164                              10512
5/95                                                                       11893                              12520
11/95                                                                      13684                              14391
5/96                                                                       15310                              16086
11/96                                                                      17719                              18400
5/97                                                                       19759                              20821
11/97                                                                      22612                              23651
5/98                                                                       26186                              27214
11/98                                                                      28256                              29249
5/99                                                                       30964                              32937
11/99                                                                      32805                              35361
5/00                                                                       32622                              36388
11/00                                                                      30515                              33869
5/01                                                                       28699                              32547
11/01                                                                      26720                              29729
5/02                                                                       24812                              28041
11/02                                                                      22129                              24820
5/03                                                                       22442                              25779

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     -9.76%      -3.28%      8.15%
----------------------------------------------------------
 With Sales Charge*      -14.48%      -4.31%      7.57%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                        ----------------------------------------------------------
                                                                                1 YEAR      5 YEAR      10 YEAR
                                                        ----------------------------------------------------------
                                                         Without CDSC           -10.48%      -3.94%       7.78%
                                                        ----------------------------------------------------------
                                                         With CDSC**            -14.59%      -4.22%       7.78%
                                                        ----------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       -9.55%              -3.04%              8.42%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the "Index"), which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98, is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the twelve months ended May 31, 2003, the Mid Cap Equity Fund (the "Fund), Institutional Class Shares returned -6.56% compared to the Standard & Poor's Mid Cap 400 Index(1), which returned -9.15%. As in the previous fiscal year, equity indices hit new lows in the fall, followed by a strong rally that particularly benefited higher beta stocks.

Several economic sectors contributed to the Fund's outperformance for the year. Health Care companies such as Gilead Science (up 46%), Mylan Labs (up 40%), and Ivax (up 32%) contributed significantly to the Fund's performance. In addition, education provider Apollo Group, data management provider Storage Technology, and gaming equipment maker International Game Tech were up 67%, 50% and 40% respectively. On the downside, a number of technology companies performed poorly during the year with Tech Data, Quantum, Avnet, and Integrated Device Technology all down over 35%.

Mid Cap stocks performed admirably since the bear market began in equities in April of 2000, especially when compared to their Large Cap brethren. We expect this trend to continue. We believe Mid Cap companies are well positioned to benefit from any acceleration in economic activity and remain an attractive equity investment vehicle.

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2003(2):

 1.  Apollo Group                      3.32%
 2.  Intl Game Tech                    3.22%
 3.  AG Edwards                        3.20%
 4.  Beckman Coulter                   3.08%
 5.  Electronic Arts                   2.51%
 6.  Symantec                          2.17%
 7.  M&T Bancorp                       1.91%
 8.  Greenpoint Financial              1.66%
 9.  Express Scripts                   1.65%
10.  Midcap SPDR                       1.65%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Standard & Poor's 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment managing and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2003.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2003)
[MID CAP EQUITY FUND PERFORMANCE LINE GRAPH]

                                                                 INSTITUTIONAL CLASS SHARES            S & P MIDCAP 400(1)
                                                                 --------------------------            -------------------
2/94                                                                       10000                              10000
5/94                                                                        9633                               9382
11/94                                                                       9562                               9337
5/95                                                                       11300                              10650
11/95                                                                      13180                              12370
5/96                                                                       15037                              13681
11/96                                                                      16479                              14692
5/97                                                                       18438                              16165
11/97                                                                      21555                              18726
5/98                                                                       23445                              21000
11/98                                                                      21663                              20673
5/99                                                                       23196                              23505
11/99                                                                      24917                              25091
5/00                                                                       25180                              28548
11/00                                                                      25690                              29016
5/01                                                                       26471                              31666
11/01                                                                      24519                              29521
5/02                                                                       26795                              32422
11/02                                                                      23418                              27678
5/03                                                                       25037                              29459

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     -6.78%       1.07%      10.15%
----------------------------------------------------------
 With Sales Charge*      -11.71       -0.01%       9.52%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------
                                                                                1 YEAR      5 YEAR       10 YEAR
                                                        ------------------------------------------------------------
                                                         Without CDSC            -7.66%      0.33%         9.71%
                                                        ------------------------------------------------------------
                                                         With CDSC**            -12.28%      0.09%         9.71%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       -6.56%              1.32%               10.42%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

THE LEADERS EQUITY FUND

For the twelve months ended May 31, 2003, the Leaders Equity Fund(1) (the "Fund") Institutional Class Shares returned -14.97%(2) while the Russell 1000 Index returned -7.73%(3) and the Russell 1000 Growth Index returned -8.86%(4). The Fund's underperformance for the period can be traced to its lack of exposure to technology and other higher risk stocks that rebounded significantly in the fourth quarter of 2002.

Holdings from a variety of industries have performed well this year. Former internet high fliers, eBay and Yahoo have appreciated considerably over the past year. Education provider, Apollo Group, is up over 67%, and KB Home, a homebuilder, is up 22% over the past year.

The fund continues to be heavily weighted in the Consumer Discretionary, Financial, and Health Care sectors as these types of companies are showing strong earnings growth and price performance. Technology and Telecommunications continue to be underweighted in the Fund because of their current lack of earnings power. As always, the Fund will focus on companies with superior earnings growth and price appreciation potential, regardless of the economic climate.

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2003(5):

 1.  eBay                              4.37%
 2.  KB Home                           4.10%
 3.  Coach                             3.96%
 4.  Centex                            3.83%
 5.  Yahoo                             3.78%
 6.  Apollo Group                      3.66%
 7.  Bear Stearns                      3.52%
 8.  St. Jude Medical                  3.42%
 9.  Paccar                            3.41%
10.  Varian Med Systems                3.37%

Signed,

/s/ Douglas H. Ralston, CFA

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

/s/ Douglas P. Muenzenmay, CFA
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Leaders Equity Fund commenced operations on September 1, 2000.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(4) The Russell 1000 Growth Index is an unmanged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates.

    The performance of these indices does not reflect the expenses associated with a mutual fund such as investment managing and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2003.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2003. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE LEADERS EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2003)
[THE LEADERS EQUITY FUND PERFORMANCE LINE GRAPH]

                                               INSTITUTIONAL CLASS SHARES         RUSSELL 1000           RUSSELL 1000 GROWTH TR
                                               --------------------------         ------------           ----------------------
9/00                                                     10000                        10000                       10000
11/00                                                     8442                         8559                        8122
5/01                                                      7892                         8238                        6905
11/01                                                     6692                         7504                        6271
5/02                                                      7282                         7139                        5464
11/02                                                     5681                         6299                        4849
5/03                                                      6191                         6588                        5035

---------------------------------------------------------
                     CLASS A SHARES
              AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------
                        1 YEAR      5 YEAR     INCEPTION
---------------------------------------------------------
  Without Sales         -15.19%       N/A       -16.27%
  Charge
---------------------------------------------------------
  With Sales Charge*    -19.63%       N/A       -17.89%
---------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------
                                                                                1 YEAR      5 YEAR      INCEPTION
                                                        ------------------------------------------------------------
                                                         Without CDSC           -15.80%       N/A         -16.88%
                                                        ------------------------------------------------------------
                                                         With CDSC**            -20.01%       N/A         -17.80%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

--------------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS SHARES
                             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
           1 YEAR                       5 YEAR                     INCEPTION
--------------------------------------------------------------------------------------
           -14.97%                       N/A                         -16.02%
--------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (the "Index"). The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The total returns set forth reflect a reduction of a portion of the Fund's fees. Without the reduction of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 2003

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.0%
FEDERAL HOME LOAN BANK -- 22.5%
$30,000,000   1.17%, 6/6/03, Aaa/NR........  $ 29,995,125
 30,000,000   1.18%, 6/11/03, Aaa/NR.......    29,990,208
 20,000,000   1.17%, 6/18/03, Aaa/NR.......    19,988,950
 35,000,000   1.18%, 7/2/03, Aaa/NR........    34,964,436
  5,000,000   1.41%, 4/16/04, Aaa/NR.......     5,000,000
                                             ------------
                                              119,938,719
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.6%
 30,000,000   1.19%, 6/2/03, Aaa/NR........    29,999,009
 30,000,000   1.17%, 6/12/03, Aaa/NR.......    29,989,275
 30,000,000   1.17%, 6/16/03, Aaa/NR.......    29,985,375
 30,000,000   1.17%, 6/20/03, Aaa/NR.......    29,981,475
                                             ------------
                                              119,955,134
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION -- 0.9%
  4,850,000   1.17%, 7/17/03, Aaa/NR.......     4,849,694
                                             ------------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS........................   244,743,547
                                             ------------
COMMERCIAL PAPER -- 42.2%
AGRICULTURE -- 3.0%
 16,000,000   Cargill, Inc., 1.27%,
                6/10/03, P1/A1.............    15,994,920
                                             ------------
AUTOMOTIVE -- 4.6%
 13,284,000   Toyota Motor Credit
                Corporation, 1.21%,
                6/18/03, AA1/Aaa...........    13,276,410
 11,000,000   Toyota Motor Credit
                Corporation, 1.20%,
                6/19/03, AA1/Aaa...........    10,993,400
                                             ------------
                                               24,269,810
                                             ------------
BEVERAGES -- 4.7%
 10,000,000   Coca-Cola Company, 1.20%,
                6/5/03, P1/A1..............     9,998,667
 15,000,000   Coca-Cola Company, 1.20%,
                6/6/03, P1/A1..............    14,997,500
                                             ------------
                                               24,996,167
                                             ------------
CONSUMER PRODUCTS -- 4.7%
 25,000,000   Gillette Company, 1.18%,
                6/5/03, P1/A1+.............    24,996,722
                                             ------------
ELECTRONICS -- 4.7%
 25,000,000   General Electric Company,
                1.24%, 6/27/03, P1/A1+.....    24,977,611
                                             ------------
ENERGY -- 4.5%
 24,000,000   Schering-Plough Corporation,
                1.21%, 6/9/03, P1/A1+......    23,993,547
                                             ------------

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
COMMERCIAL PAPER (CONTINUED)
FINANCIAL SERVICES -- 3.8%
$20,000,000   Bank of America Corporation,
                1.23%, 6/23/03, P1/A1......  $ 19,984,967
                                             ------------
HEALTH CARE -- 6.8%
 24,000,000   Abbott Laboratories, 1.20%,
                6/17/03, P1/NR.............    23,987,199
 12,000,000   Johnson and Johnson, Inc.,
                1.20%, 6/3/03, P1/A1+......    11,999,200
                                             ------------
                                               35,986,399
                                             ------------
NEWSPAPERS -- 4.5%
 10,000,000   Gannett Company, 1.22%,
                6/4/03, P1/A1..............     9,998,983
 14,000,000   Gannett Company, 1.23%,
                6/13/03, P1/A1.............    13,994,260
                                             ------------
                                               23,993,243
                                             ------------
UTILITIES -- 0.9%
  5,000,000   National Rural Utilities,
                1.25%, 6/13/03, P1/A1......     4,997,917
                                             ------------
      TOTAL COMMERCIAL PAPER...............   224,191,303
                                             ------------
MUNICIPAL BONDS -- 1.2%
MISSISSIPPI -- 1.2%
  6,580,000   Mississippi Business Finance
                Corporation, 1.35%, 4/1/21,
                NR/AA--....................     6,580,000
                                             ------------
      TOTAL MUNICIPAL BONDS................     6,580,000
                                             ------------
CERTIFICATES OF DEPOSIT -- 3.8%
FINANCIAL SERVICES -- 3.8%
 10,000,000   First Tennessee Bank, 1.24%,
                6/11/03, P1/A1.............    10,000,000
 10,000,000   First Tennessee Bank, 1.24%,
                6/26/03, P1/A1.............    10,000,000
                                             ------------
      TOTAL CERTIFICATES OF DEPOSIT........    20,000,000
                                             ------------
REPURCHASE AGREEMENTS -- 6.9%
 36,586,583   Bank of America Securities,
                1.30%, 6/2/03, with a
                maturity value of
                $36,590,547 (collateralized
                by Federal Home Loan Bank
                Notes).....................    36,586,583
                                             ------------
      TOTAL REPURCHASE AGREEMENTS..........    36,586,583
                                             ------------
      TOTAL (Amortized Cost
        $532,101,433)(a)...................  $532,101,433
                                             ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

Percentages indicated are based on net assets of $531,627,729.

NR -- Not Rated by Standard & Poor's.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2003

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 85.1%
FEDERAL FARM CREDIT BANK -- 4.1%
$4,000,000   2.50%, 3/15/06.................  $ 4,085,000
                                              -----------
FEDERAL HOME LOAN BANK -- 29.2%
 3,500,000   5.25%, 2/13/04.................    3,596,250
 2,500,000   4.88%, 5/14/04.................    2,585,910
 2,000,000   4.75%, 6/28/04.................    2,075,444
 5,000,000   3.63%, 10/15/04................    5,162,500
 5,000,000   3.88%, 12/15/04................    5,194,360
 5,000,000   4.00%, 2/15/05.................    5,218,750
 5,000,000   3.25%, 8/15/05.................    5,189,225
                                              -----------
                                               29,022,439
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.2%
 3,500,000   5.00%, 5/15/04.................    3,626,280
 4,000,000   3.25%, 11/15/04................    4,113,579
 3,500,000   6.88%, 1/15/05.................    3,808,844
 2,500,000   2.50%, 9/26/06.................    2,520,123
 1,000,000   4.00%, 2/20/07.................    1,016,460
                                              -----------
                                               15,085,286
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.3%
 3,000,000   6.50%, 8/15/04.................    3,189,354
 5,000,000   3.50%, 9/15/04.................    5,145,910
 2,000,000   5.75%, 6/15/05.................    2,172,536
 2,500,000   2.88%, 10/15/05................    2,578,125
 6,000,000   2.13%, 4/15/06.................    6,066,708
 1,000,000   3.05%, 6/5/06..................    1,008,889
 2,000,000   3.20%, 2/6/07..................    2,005,544
                                              -----------
                                               22,167,066
                                              -----------

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT AGENCY MORTGAGES -- 14.3%
$1,476,170   5.50%, 1/15/09.................  $ 1,475,742
 1,630,499   5.50%, 1/15/10, Series #2426
               BC...........................    1,632,798
 5,000,000   5.50%, 4/15/16.................    5,013,337
 5,000,000   4.50%, 3/25/21.................    5,192,055
   900,572   6.00%, 1/25/23, Series
               2001-55......................      899,660
                                              -----------
                                               14,213,592
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS.........................   84,573,383
                                              -----------
U.S. TREASURY OBLIGATIONS -- 11.2%
U.S. TREASURY NOTES -- 11.2%
 2,000,000   3.63%, 8/31/03.................    2,012,188
 4,000,000   3.25%, 5/31/04.................    4,083,436
 5,000,000   2.00%, 11/30/04................    5,059,180
                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS.......   11,154,804
                                              -----------
CORPORATE BONDS -- 1.6%
HEALTH CARE -- 1.1%
 1,000,000   Abbott Laboratories, 5.13%,
               7/1/04.......................    1,041,031
                                              -----------
UTILITIES -- ELECTRIC -- 0.5%
   500,000   Texas Utilities Senior Note,
               6.38%, 10/1/04...............      531,751
                                              -----------
      TOTAL CORPORATE BONDS.................    1,572,782
                                              -----------
INVESTMENT COMPANIES -- 1.4%
 1,398,075   Performance Money Market
               Fund(b)......................    1,398,075
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,398,075
                                              -----------
      TOTAL (Cost $96,445,661)(a)...........  $98,699,044
                                              ===========

---------------

Percentages indicated are based on net assets of $99,349,516.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $2,513,893
          Unrealized depreciation.....................................    (260,510)
                                                                        ----------
          Net unrealized appreciation.................................  $2,253,383
                                                                        ==========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
May 31, 2003

 PRINCIPAL
  AMOUNT           SECURITY DESCRIPTION          VALUE
 ---------         --------------------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.9%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.3%
$ 1,000,000   5.93%, 6/4/08.................  $ 1,159,470
                                              -----------
FEDERAL FARM CREDIT BANK -- 2.6%
  2,000,000   5.88%, 7/28/08................    2,317,500
                                              -----------
FEDERAL HOME LOAN BANK -- 3.7%
  2,000,000   7.13%, 2/15/05................    2,193,094
  1,000,000   6.38%, 8/15/06................    1,139,220
                                              -----------
                                                3,332,314
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.9%
  2,000,000   6.63%, 9/15/09................    2,422,362
  1,000,000   5.63%, 3/15/11................    1,157,722
  3,900,000   7.00%, 8/15/14, Series #2206
                VQ..........................    3,919,851
    478,236   6.50%, 12/15/23, Series #2219
                PH..........................      477,910
                                              -----------
                                                7,977,845
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.2%
  3,000,000   4.50%, 5/25/15, Pool
                #200354.....................    3,121,041
    725,099   7.00%, 4/1/20, Pool #253299...      767,155
    506,587   7.50%, 9/1/29, Pool #252717...      539,161
  1,983,888   4.00%, 12/25/29, Pool
                #200317.....................    2,014,018
                                              -----------
                                                6,441,375
                                              -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.3%
      7,535   9.00%, 3/15/20, Pool #
                271741......................        8,405
  1,435,172   6.50%, 7/20/25, Series
                #1999-23 B..................    1,435,416
  3,000,000   4.00%, 4/16/28, Pool #
                2003-34PH...................    3,120,472
  2,096,901   8.50%, 11/20/28, Series
                #2002-47....................    2,150,531
  1,408,514   7.00%, 10/15/29, Pool
                #510559.....................    1,485,066
    809,287   7.50%, 10/15/29, Pool
                #510534.....................      860,969
  1,384,948   8.00%, 2/15/30, Pool
                #529127.....................    1,497,185
  1,378,520   7.00%, 2/20/30, Pool
                #2000-26....................    1,406,876
                                              -----------
                                               11,964,920
                                              -----------
TENNESSEE VALLEY AUTHORITY -- 9.9%
  2,000,000   6.38%, 6/15/05................    2,195,000
  2,000,000   7.14%, 5/23/12................    2,520,000
  3,500,000   6.00%, 3/15/13................    4,148,403
                                              -----------
                                                8,863,403
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS.........................   42,056,827
                                              -----------

 PRINCIPAL
  AMOUNT           SECURITY DESCRIPTION          VALUE
 ---------         --------------------          -----
U.S. TREASURY OBLIGATIONS -- 18.3%
U.S. TREASURY INFLATION PROTECTED BONDS -- 9.3%
$ 4,233,400   3.50%, 1/15/11................  $ 4,823,409
  3,112,110   3.38%, 1/15/12................    3,544,880
                                              -----------
                                                8,368,289
                                              -----------
U.S. TREASURY NOTES -- 9.0%
  4,000,000   6.50%, 10/15/06...............    4,620,780
  3,000,000   5.63%, 5/15/08................    3,467,931
                                              -----------
                                                8,088,711
                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS.......   16,457,000
                                              -----------
CORPORATE BONDS -- 33.1%
AEROSPACE/DEFENSE -- 1.2%
    250,000   Raytheon Company, 7.38%,
                7/15/25.....................      283,750
    250,000   Rockwell International
                Corporation, 6.63%,
                6/1/05......................      269,601
    500,000   Rockwell International
                Corporation, 6.15%,
                1/15/08.....................      561,875
                                              -----------
                                                1,115,226
                                              -----------
AUTOMOTIVE -- 1.1%
  1,000,000   General Motors Corporation,
                7.10%, 3/15/06..............    1,066,250
                                              -----------
BEVERAGES -- 1.4%
  1,000,000   Coca-Cola Company, 7.13%,
                9/30/09.....................    1,218,750
                                              -----------
CHEMICALS -- 0.9%
    500,000   Air Products & Chemicals,
                Inc., 7.38%, 5/1/05.........      546,250
    250,000   Air Products & Chemicals,
                Inc., 6.24%, 1/13/10........      282,813
                                              -----------
                                                  829,063
                                              -----------
CONSUMER NON-DURABLE -- 0.7%
    250,000   American Home Products
                Corporation, 7.25%,
                3/1/23......................      307,813
    250,000   Kimberly-Clark Corporation,
                6.88%, 2/15/14..............      313,125
                                              -----------
                                                  620,938
                                              -----------
ELECTRIC & ELECTRONIC EQUIPMENT -- 1.4%
  1,000,000   Emerson Electric Company,
                7.13%, 8/15/10..............    1,233,750
                                              -----------
ENERGY -- 1.2%
  1,000,000   Conoco, Inc., 5.90%,
                4/15/04.....................    1,037,516
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2003

 PRINCIPAL
  AMOUNT           SECURITY DESCRIPTION          VALUE
 ---------         --------------------          -----
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES -- 10.4%
$   500,000   American General Corporation,
                6.75%, 6/15/05..............  $   549,375
    250,000   American General Corporation,
                7.50%, 7/15/25..............      319,523
    500,000   Bankers Trust Corporation,
                7.50%, 11/15/15.............      615,000
  1,000,000   Bear Stearns Company, Inc.,
                7.63%, 2/1/05...............    1,098,108
    250,000   Chase Manhattan Corporation,
                6.50%, 1/15/09..............      287,813
    500,000   CNA Financial Corporation,
                6.60%, 12/15/08.............      523,125
    250,000   First Bank, 6.88%, 4/1/06.....      282,188
  1,000,000   Ford Motor Credit Corporation,
                7.75%, 2/15/07..............    1,071,835
    650,000   General Electric Capital
                Corporation, 6.90%,
                9/15/15.....................      793,813
    500,000   Household Finance Corporation,
                6.88%, 3/1/07...............      570,414
    500,000   ITT Hartford Corporation,
                7.30%, 11/1/15..............      611,250
    500,000   John Deere Capital
                Corporation, 6.00%,
                2/15/09.....................      561,250
    500,000   NationsBank Corporation,
                6.38%, 5/15/05..............      545,625
    500,000   Texaco Captial, Inc., 5.70%,
                12/1/08.....................      536,250
  1,000,000   Xerox Capital Europe PLC,
                5.88%, 5/15/04..............      996,249
                                              -----------
                                                9,361,818
                                              -----------
FOOD PRODUCTS & SERVICES -- 2.6%
  1,000,000   Campbell Soup Company, 6.75%,
                2/15/11.....................    1,193,750
  1,000,000   Heinz (H.J.) Company, 6.00%,
                3/15/08.....................    1,143,164
                                              -----------
                                                2,336,914
                                              -----------
HEALTH CARE -- 1.0%
    500,000   Baxter International, Inc.,
                6.63%, 2/15/28..............      586,250
    250,000   Eli Lilly & Company, 7.13%,
                6/1/25......................      321,563
                                              -----------
                                                  907,813
                                              -----------
OFFICE EQUIPMENT & SERVICES -- 1.2%
  1,000,000   Pitney Bowes, Inc., 5.95%,
                2/1/05......................    1,065,306
                                              -----------

 PRINCIPAL
  AMOUNT           SECURITY DESCRIPTION          VALUE
 ---------         --------------------          -----
CORPORATE BONDS (CONTINUED)
RAILROADS -- 1.9%
$   500,000   Norfolk Southern Railway
                Corporation, 7.00%,
                6/15/05.....................  $   550,625
  1,000,000   Union Tank Car Company, 6.79%,
                5/1/10......................    1,163,750
                                              -----------
                                                1,714,375
                                              -----------
RETAIL -- 0.9%
    250,000   J.C. Penney & Company, 6.88%,
                10/15/15....................      231,250
    500,000   Sears Roebuck Acceptance
                Corporation, 6.70%,
                11/15/06....................      538,750
                                              -----------
                                                  770,000
                                              -----------
TELECOMMUNICATIONS -- 3.6%
    500,000   AT&T Corporation, 6.00%,
                3/15/09.....................      519,957
    250,000   Motorola, Inc., 6.50%,
                3/1/08......................      270,000
    250,000   Nortel Networks Corporation,
                6.88%, 9/1/23...............      215,000
    250,000   Qwest Communications, Inc.,
                7.50%, 6/15/23..............      228,125
    312,000   Qwest Services Corp, 13.50%,
                12/15/10(b).................      354,900
    250,000   SBC Communications, Inc.,
                Capital Corporation, 7.20%,
                10/15/26....................      281,250
    500,000   SBC Communications, Inc.,
                7.00%, 8/15/05..............      558,124
    240,000   SBC Communications, Inc.,
                7.13%, 8/1/07...............      279,900
    250,000   Verizon Communications, 7.25%,
                2/15/24.....................      264,162
    250,000   Verizon Communications, 7.00%,
                7/15/25.....................      258,438
                                              -----------
                                                3,229,856
                                              -----------
UTILITIES -- 3.6%
    250,000   Consolidated Edison Company of
                New York, Inc., 6.63%,
                7/1/05......................      273,438
    250,000   Consolidated Edison Company of
                New York, Inc., 7.50%,
                6/15/23.....................      258,438
    250,000   Duke Energy Corporation,
                6.88%, 8/1/23...............      256,563
    250,000   Edison International, 6.90%,
                10/1/18.....................      241,250
    250,000   Northern States Power Company,
                7.13%, 7/1/25...............      303,124

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2003

 PRINCIPAL
  AMOUNT           SECURITY DESCRIPTION          VALUE
 ---------         --------------------          -----
CORPORATE BONDS (CONTINUED)
UTILITIES (CONTINUED)
$   250,000   Pacific Gas & Electric
                Company, 6.25%, 3/1/04......  $   252,500
    250,000   Pacific Gas & Electric
                Company, 7.25%, 8/1/26......      257,500
    250,000   Scottish Power PLC, 6.63%,
                6/1/07......................      280,312
  1,000,000   South Carolina Electric and
                Gas, 7.50%, 6/15/05.........    1,111,249
                                              -----------
                                                3,234,374
                                              -----------
      TOTAL CORPORATE BONDS.................   29,741,949
                                              -----------

  SHARES           SECURITY DESCRIPTION          VALUE
  ------           --------------------          -----
INVESTMENT COMPANIES -- 1.1%
    969,612   Performance Money Market
                Fund(c).....................  $   969,612
                                              -----------
      TOTAL INVESTMENT COMPANIES............      969,612
                                              -----------
      TOTAL (Cost $80,518,969)(a)...........  $89,225,388
                                              ===========

---------------
Percentages indicated are based on net assets of $89,777,189.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $8,994,792
          Unrealized depreciation.....................................    (288,373)
                                                                        ----------
          Net unrealized appreciation.................................  $8,706,419
                                                                        ==========

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2003

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS -- 97.8%
AEROSPACE/DEFENSE -- 1.0%
   13,000   Northrop Grumman Corporation...  $  1,143,350
                                             ------------
AUTOMOTIVE -- 0.9%
   27,000   Ford Motor Company.............       283,500
   19,500   General Motors Corporation.....       688,935
                                             ------------
                                                  972,435
                                             ------------
BEVERAGES -- 5.8%
   38,000   Anheuser Busch Companies,
              Inc. ........................     1,999,940
   58,000   Coca Cola Company..............     2,643,060
   46,000   PepsiCo, Inc. .................     2,033,200
                                             ------------
                                                6,676,200
                                             ------------
BUSINESS EQUIPMENT & SERVICES -- 0.1%
    4,000   H & R Block....................       163,760
                                             ------------
COMPUTER SOFTWARE -- 5.7%
  110,000   Cisco Systems, Inc.(b).........     1,790,800
  164,000   Microsoft Corporation..........     4,036,040
   55,000   Oracle Corporation(b)..........       715,550
                                             ------------
                                                6,542,390
                                             ------------
COMPUTERS -- 7.3%
   72,000   Dell Computer Corporation(b)...     2,252,880
   40,000   Hewlett Packard Company........       780,000
  125,000   Intel Corporation..............     2,605,000
   30,000   International Business Machines
              Corporation..................     2,641,200
   15,000   Sun Microsystems, Inc.(b)......        64,950
                                             ------------
                                                8,344,030
                                             ------------
CONSTRUCTION & BUILDING MATERIALS -- 0.3%
   10,000   Fluor Corporation..............       354,900
                                             ------------
CONSUMER GOODS & SERVICES -- 10.2%
   11,000   AOL Time Warner, Inc.(b).......       167,420
   30,877   Colgate-Palmolive Company......     1,840,887
   29,000   Gillette Company...............       974,690
   15,439   Hershey Foods Corporation......     1,097,713
   26,000   Kimberly-Clark Corporation.....     1,350,180
   30,000   Procter & Gamble Company.......     2,754,600
   10,000   The Walt Disney Company........       196,500
    7,820   Unilever NV - ADR..............       457,470
   18,600   Viacom, Inc., Class B(b).......       846,672
   37,000   Wrigley (WM.) Jr. Company......     2,090,500
                                             ------------
                                               11,776,632
                                             ------------

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
DIVERSIFIED -- 5.3%
   34,000   Alcoa, Inc. ...................  $    836,740
  144,000   General Electric Company.......     4,132,800
    7,720   Illinois Tool Works, Inc. .....       479,026
   18,600   Textron, Inc. .................       648,210
                                             ------------
                                                6,096,776
                                             ------------
ENERGY -- 7.0%
   20,000   ChevronTexaco Corporation......     1,418,800
  125,000   Exxon Mobil Corporation........     4,550,000
   47,000   Royal Dutch Petroleum
              Company......................     2,140,850
                                             ------------
                                                8,109,650
                                             ------------
FINANCIAL SERVICES -- 15.4%
   45,000   American Express Company.......     1,874,700
   31,000   Bank of America Corporation....     2,300,200
   28,452   Bank of New York Company,
              Inc. ........................       823,401
   70,000   Citigroup, Inc. ...............     2,871,400
   24,000   Federal Home Loan Mortgage
              Corporation..................     1,435,440
   27,000   Federal National Mortgage
              Association..................     1,998,000
   28,777   FleetBoston Financial
              Corporation..................       850,936
   27,900   J.P. Morgan Chase & Company....       916,794
   22,000   Merrill Lynch & Company........       952,600
   16,800   Morgan Stanley Dean Witter &
              Company......................       768,600
   21,557   SunTrust Banks, Inc. ..........     1,278,330
   35,896   Wells Fargo & Company..........     1,733,777
                                             ------------
                                               17,804,178
                                             ------------
HEALTH CARE -- 16.0%
   45,000   Abbott Laboratories............     2,004,750
   29,000   Baxter International, Inc. ....       734,860
   36,100   Bristol-Myers Squibb Company...       924,160
    7,000   Cardinal Health, Inc. .........       403,970
   29,780   Eli Lilly & Company............     1,779,951
   13,000   Forest Laboratories, Inc.(b)...       656,500
   53,000   Johnson & Johnson, Inc. .......     2,880,550
   50,000   Merck & Company, Inc. .........     2,779,000
  123,000   Pfizer, Inc. ..................     3,815,459
   49,000   Schering-Plough Corporation....       904,050
   35,000   Wyeth..........................     1,534,750
                                             ------------
                                               18,418,000
                                             ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2003

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
INSURANCE -- 3.5%
   39,000   Allstate Corporation...........  $  1,403,610
   46,000   American International Group,
              Inc. ........................     2,662,480
                                             ------------
                                                4,066,090
                                             ------------
RETAIL -- 6.9%
   45,000   Home Depot, Inc. ..............     1,462,050
   40,000   McDonald's Corporation.........       749,200
   82,000   Wal-Mart Stores, Inc. .........     4,314,020
   47,000   Walgreen Company...............     1,447,130
                                             ------------
                                                7,972,400
                                             ------------
TECHNOLOGY -- 0.6%
   13,000   QUALCOMM, Inc. ................       436,540
   11,000   Texas Instruments, Inc. .......       225,500
                                             ------------
                                                  662,040
                                             ------------
TELECOMMUNICATIONS -- 5.2%
    6,000   AT&T Corporation...............       116,940
   58,000   BellSouth Corporation..........     1,537,580
    9,705   Comcast Corporation Class
              A(b).........................       292,218
   42,800   Motorola, Inc. ................       364,656
   58,000   SBC Communications, Inc. ......     1,476,680
   16,000   Sprint Corporation.............       216,960
   54,000   Verizon Communications.........     2,043,900
                                             ------------
                                                6,048,934
                                             ------------
TOBACCO -- 0.5%
   10,000   Fortune Brands, Inc. ..........       524,000
                                             ------------

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
TRANSPORTATION & SHIPPING -- 0.8%
   10,000   FedEx Corporation..............  $    639,800
    5,000   United Parcel Service, Class
              B............................       312,150
                                             ------------
                                                  951,950
                                             ------------
UTILITIES -- 5.3%
   24,000   Consolidated Edison Company of
              New York, Inc. ..............     1,031,760
   30,000   DTE Energy Company.............     1,299,900
   17,000   Entergy Corporation............       878,730
   28,000   FirstEnergy Corporation........     1,030,680
   60,000   Southern Company...............     1,888,800
                                             ------------
                                                6,129,870
                                             ------------
      TOTAL COMMON STOCKS..................   112,757,585
                                             ------------
DEPOSITARY RECEIPTS -- 0.8%
    9,000   S&P 500 Depositary Receipt.....       872,550
                                             ------------
      TOTAL DEPOSITARY RECEIPTS............       872,550
                                             ------------
INVESTMENT COMPANIES -- 1.4%
1,653,890   Performance Money Market
              Fund(c)......................     1,653,890
                                             ------------
      TOTAL INVESTMENT COMPANIES...........     1,653,890
                                             ------------
      TOTAL (Cost $73,495,112)(a)..........  $115,284,025
                                             ============

---------------

Percentages indicated are based on net assets of $115,261,061.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the loss, of $85,397 recognized for income tax purposes in excess of financial reporting. Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $47,520,868
          Unrealized depreciation.....................................   (5,817,352)
                                                                        -----------
          Net unrealized appreciation.................................  $41,703,516
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.

ADR -- American Depositary Receipt

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2003

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 92.8%
AUTOMOTIVE -- 1.3%
    5,000   Borg Warner Automotive, Inc. ...  $   290,600
   14,000   Lear Corporation(b).............      556,920
    5,000   Superior Industries
              International, Inc. ..........      195,450
                                              -----------
                                                1,042,970
                                              -----------
BUILDING MATERIALS -- 0.3%
   18,000   RPM, Inc. ......................      223,740
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 4.9%
   45,000   Apollo Group, Inc.(b)...........    2,628,899
   14,666   ChoicePoint, Inc.(b)............      552,762
   14,000   Jacobs Engineering Group,
              Inc.(b).......................      546,560
   13,591   Moore Wallace, Inc.(b)..........      191,908
                                              -----------
                                                3,920,129
                                              -----------
CAPITAL GOODS -- 1.0%
   10,000   SPX Corporation(b)..............      385,300
   10,000   Teleflex, Inc. .................      431,300
                                              -----------
                                                  816,600
                                              -----------
CHEMICALS -- 0.7%
   13,000   Airgas, Inc.(b).................      235,300
   12,000   Albemarle Corporation...........      321,240
                                              -----------
                                                  556,540
                                              -----------
COMPUTER SOFTWARE -- 2.7%
   12,000   DST Systems, Inc.(b)............      423,840
   38,000   Symantec Corporation(b).........    1,718,360
                                              -----------
                                                2,142,200
                                              -----------
COMPUTERS -- 5.9%
   20,000   Affiliated Computer Services,
              Inc. Class A(b)...............      926,800
    8,000   CDW Computer Centers, Inc.(b)...      325,920
   29,000   Electronic Arts, Inc.(b)........    1,988,240
   15,000   Fiserv, Inc.(b).................      496,350
   10,500   Integrated Device Technology,
              Inc.(b).......................      127,050
   15,000   Quantum Corporation(b)..........       63,600
   12,000   Synopsys, Inc.(b)...............      735,480
                                              -----------
                                                4,663,440
                                              -----------
CONSUMER GOODS & SERVICES -- 12.3%
    7,000   American Standard
              Companies(b)..................      517,930
    6,000   Banta Corporation...............      207,420
    6,000   Carlisle Companies, Inc. .......      270,420
    8,000   Church & Dwight, Inc. ..........      254,320
   18,000   Dean Foods Company(b)...........      823,500
   10,000   Gtech Holdings Corporation(b)...      351,400

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES (CONTINUED)
   19,500   Harte Hanks, Inc. ..............  $   356,655
   26,000   Hormel Foods Corporation........      611,000
   29,000   International Game Technologies,
              Inc.(b).......................    2,553,160
    7,299   Lancaster Colony Corporation....      282,398
   18,000   McCormick & Company.............      484,200
    9,000   Mohawk Industries, Inc.(b)......      519,390
   16,000   Republic Services, Inc.(b)......      382,560
    9,000   Scholastic Corporation(b).......      280,440
   30,000   Tyson Foods, Inc., Class A......      285,000
    1,500   Washington Post Company.........    1,086,750
   13,000   Westwood One, Inc.(b)...........      440,180
                                              -----------
                                                9,706,723
                                              -----------
EDUCATIONAL SERVICES -- 0.4%
   14,000   DeVry, Inc.(b)..................      351,820
                                              -----------
ELECTRONICS -- 0.9%
   30,000   Microchip Technology, Inc.(b)...      714,300
                                              -----------
ENERGY -- 6.4%
   12,000   BJ Services Company(b)..........      488,520
    8,280   Devon Energy Corporation........      430,560
   29,000   ENSCO International, Inc. ......      870,000
   24,000   Murphy Oil Corporation..........    1,186,560
   17,000   Questar Corporation.............      548,760
   10,000   Smith International, Inc.(b)....      408,900
   30,000   Valero Energy Corporation.......    1,125,000
                                              -----------
                                                5,058,300
                                              -----------
ENTERTAINMENT -- 0.3%
   31,000   Park Place Entertainment(b).....      236,220
                                              -----------
FINANCIAL SERVICES -- 19.5%
   17,000   Arthur J. Gallagher & Company...      463,250
   13,200   Associated Bancorp..............      493,680
   26,000   Astoria Financial Corporation...      687,700
   32,000   Banknorth Group, Inc. ..........      819,840
    9,163   Citigroup, Inc. ................      375,866
    9,000   City National Corporation.......      405,000
   13,000   Commerce Bancorp................      495,950
   22,000   Compass Bancshares, Inc. .......      810,700
   11,000   Eaton Vance Corporation.........      331,100
   77,000   Edwards (A.G.), Inc. ...........    2,533,301
   13,500   First Virginia Banks, Inc. .....      580,500
   11,000   Greater Bay Bancorp.............      221,100
   26,000   GreenPoint Financial
              Corporation...................    1,317,940
   11,000   Legg Mason, Inc. ...............      710,710

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2003

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
 4w17,000   M & T Bank Corporation..........  $ 1,513,850
   16,000   Marshall & Ilsley Corporation...      480,000
   13,000   Mercantile Bankshares
              Corporation...................      526,760
   16,000   National Commerce Financial
              Company.......................      364,480
   16,000   Radian Group, Inc. .............      644,320
   51,000   Sovereign Bancorp...............      832,320
   15,000   TCF Financial Corporation.......      595,350
    7,000   West America Bancorporation.....      311,010
                                              -----------
                                               15,514,727
                                              -----------
HEALTH CARE -- 16.3%
   10,620   Anthem, Inc.(b).................      778,977
   14,000   Apria Healthcare Group,
              Inc.(b).......................      337,820
    6,000   Barr Laboratories, Inc.(b)......      316,500
   60,000   Beckman Coulter, Inc. ..........    2,439,000
   15,000   Dentsply International, Inc. ...      560,850
   20,000   Express Scripts, Inc., Class
              A(b)..........................    1,308,800
   23,000   Gilead Sciences, Inc.(b)........    1,213,480
   25,000   Health Management Associates,
              Inc., Class A.................      466,250
   14,000   Health Net, Inc.(b).............      423,780
    9,000   Henry Schein, Inc.(b)...........      442,440
   12,000   Hillenbrand Industry, Inc. .....      613,800
   11,000   Idec Pharmaceuticals
              Corporation(b)................      419,870
   20,000   Ivax Corporation(b).............      346,200
   10,000   Lincare Holdings, Inc.(b).......      308,700
   19,500   Mylan Laboratories, Inc. .......      563,160
   19,000   Oxford Health Plans, Inc.(b)....      703,570
   12,000   Patterson Dental Company(b).....      527,640
   18,000   Quest Diagnostics, Inc.(b)......    1,140,480
                                              -----------
                                               12,911,317
                                              -----------
INSURANCE -- 3.7%
   12,000   Everest Re Group Limited........      876,000
   12,000   MONY Group, Inc. ...............      319,320
   30,000   Old Republic International
              Corporation...................    1,030,200
   22,000   The PMI Group, Inc. ............      674,520
                                              -----------
                                                2,900,040
                                              -----------
RAW MATERIALS -- 0.6%
   10,000   Valspar Corp. ..................      435,900
                                              -----------
RESIDENTIAL BUILDING CONSTRUCTION -- 1.3%
   14,000   Lennar Corporation..............      938,700
    1,400   Lennar Corporation Class B......       91,210
                                              -----------
                                                1,029,910
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
RESTAURANTS -- 1.9%
    5,000   Bob Evans Farms.................  $   128,850
   25,000   Brinker International,
              Inc.(b).......................      870,750
   15,000   CBRL Group, Inc. ...............      541,200
                                              -----------
                                                1,540,800
                                              -----------
RETAIL -- 5.6%
   12,000   Abercrombie & Fitch
              Company(b)....................      342,600
   12,000   Barnes & Noble, Inc.(b).........      285,600
    6,000   BJ's Wholesale Club, Inc.(b)....       92,520
   24,000   Dollar Tree Stores, Inc.(b).....      696,000
   21,000   Family Dollar Stores, Inc. .....      765,450
   11,000   Furniture Brands International,
              Inc.(b).......................      289,080
   12,000   Nieman Marcus Group, Inc.(b)....      416,400
   18,000   Payless Shoesource, Inc.(b).....      269,640
   16,000   Ross Stores, Inc. ..............      675,360
   20,000   Williams Sonoma, Inc.(b)........      568,600
                                              -----------
                                                4,401,250
                                              -----------
TECHNOLOGY -- 3.6%
    8,000   AMETEK, Inc. ...................      297,680
   25,000   Avnet, Inc.(b)..................      340,000
   18,500   Cadence Design Systems,
              Inc.(b).......................      257,150
   13,000   International Rectifier
              Corporation(b)................      340,340
   18,000   L-3 Communications Holdings,
              Inc.(b).......................      780,300
   18,000   Storage Technology
              Corporation(b)................      486,000
   14,000   Tech Data Corporation(b)........      348,320
                                              -----------
                                                2,849,790
                                              -----------
TRANSPORTATION -- 0.3%
   10,000   Alexander & Baldwin, Inc. ......      271,800
                                              -----------
UTILITIES -- 2.9%
   14,000   Allete Company..................      352,800
   33,000   DPL, Inc. ......................      539,550
   20,000   Oklahoma Gas & Electric
              Company.......................      422,400
   26,000   Pioneer Natural Resources
              Company(b)....................      695,240
   10,000   PNM Resources, Inc. ............      265,500
                                              -----------
                                                2,275,490
                                              -----------
      TOTAL COMMON STOCKS...................   73,564,006
                                              -----------
DEPOSITARY RECEIPTS -- 1.7%
   15,000   S&P 400 Mid-Cap Depositary
              Receipt.......................    1,306,950
                                              -----------
      TOTAL DEPOSITARY RECEIPTS.............    1,306,950
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2003

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 3.0%
2,361,527   Performance Money Market
              Fund(c).......................  $ 2,361,527
                                              -----------
      TOTAL INVESTMENT COMPANIES............    2,361,527
                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.5%
2,000,000   1.15%, 8/13/03..................    1,995,440
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS.........................    1,995,440
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
WARRANTS -- 0.0%
   43,000   Dime Bancorp, Inc. .............  $     5,589
                                              -----------
      TOTAL WARRANTS........................        5,589
                                              -----------
      TOTAL (Cost $63,998,874)(a)...........  $79,233,512
                                              ===========

---------------
Percentages indicated are based on net assets of $79,208,690.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $20,126,975
          Unrealized depreciation.....................................   (4,904,618)
                                                                        -----------
          Net unrealized appreciation.................................  $15,222,357
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
May 31, 2003

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
COMMON STOCKS -- 98.5%
AUTOMOTIVE -- 3.4%
 12,000   Paccar, Inc. .....................  $   795,240
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 11.8%
 14,600   Apollo Group, Inc.(b).............      852,932
 10,000   Ebay, Inc.(b).....................    1,017,100
 29,500   Yahoo, Inc.(b)....................      880,575
                                              -----------
                                                2,750,607
                                              -----------
CONSTRUCTION -- 11.2%
 11,500   Centex Corporation................      892,745
 15,300   KB Home...........................      956,250
 11,500   Pulte Corporation.................      754,285
                                              -----------
                                                2,603,280
                                              -----------
CONSUMER GOODS & SERVICES -- 12.4%
 15,700   Dean Foods Company(b).............      718,275
 22,000   Gtech Holdings Corporation(b).....      773,080
  8,500   International Game Technologies,
            Inc.(b).........................      748,340
    900   Washington Post Company...........      652,050
                                              -----------
                                                2,891,745
                                              -----------
EDUCATIONAL SERVICES -- 3.0%
 15,000   Corinthian Colleges, Inc. ........      705,600
                                              -----------
FINANCIAL SERVICES -- 13.1%
 10,600   Bear Stearns Companies, Inc. .....      819,062
 24,625   Fidelity National Financial,
            Inc. ...........................      765,099
  9,000   Golden West Financial
            Corporation.....................      700,110
 27,333   New York Community Bancorp........      757,114
                                              -----------
                                                3,041,385
                                              -----------

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 21.9%
 17,500   Coventry Health Care, Inc.(b).....  $   764,050
 14,000   Forest Laboratories, Inc.(b)......      707,000
 24,600   Mylan Laboratories, Inc. .........      710,448
 14,200   St. Jude Medical, Inc.(b).........      796,620
 10,100   Stryker Corporation...............      680,134
 14,100   Varian Medical Systems, Inc.(b)...      786,075
 14,800   Zimmer Holdings, Inc.(b)..........      663,928
                                              -----------
                                                5,108,255
                                              -----------
INSURANCE -- 2.8%
 18,200   Brown & Brown, Inc. ..............      645,190
                                              -----------
RAW MATERIALS -- 3.0%
 12,900   Ecolab, Inc. .....................      693,375
                                              -----------
RESTAURANTS -- 2.8%
 26,800   Starbucks Corporation(b)..........      660,379
                                              -----------
RETAIL -- 7.3%
 18,500   Bed Bath & Beyond, Inc.(b)........      774,040
 18,800   Coach, Inc.(b)....................      923,644
                                              -----------
                                                1,697,684
                                              -----------
TRANSPORTATION -- 2.8%
 18,900   Expeditors International of
            Washington, Inc. ...............      660,366
                                              -----------
UTILITIES -- 3.0%
 13,300   Entergy Corporation...............      687,477
                                              -----------
      TOTAL COMMON STOCKS...................   22,940,583
                                              -----------
INVESTMENT COMPANIES -- 1.5%
359,588   Performance Money Market
            Fund(c).........................      359,588
                                              -----------
      TOTAL INVESTMENT COMPANIES............      359,588
                                              -----------
      TOTAL (Cost $19,500,275)(a)...........  $23,300,171
                                              ===========

---------------

Percentages indicated are based on net assets of $23,302,914.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $3,885,312
          Unrealized depreciation.....................................     (85,416)
                                                                        ----------
          Net unrealized appreciation.................................  $3,799,896
                                                                        ==========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 2003

                                                                               THE SHORT TERM
                                                               THE MONEY         GOVERNMENT
                                                              MARKET FUND       INCOME FUND
                                                              ------------     --------------
ASSETS:
Investments, at cost........................................  $532,101,433      $96,445,661
Unrealized appreciation (depreciation) from investments.....            --        2,253,383
                                                              ------------      -----------
Investments, at value.......................................  $532,101,433      $98,699,044
Interest and dividends receivable...........................        53,785          906,688
Receivable for capital shares issued........................            --           53,890
Prepaid expenses............................................        14,844            4,235
                                                              ------------      -----------
TOTAL ASSETS................................................   532,170,062       99,663,857
                                                              ------------      -----------
LIABILITIES:
Payable to custodian........................................            --           15,563
Dividends payable...........................................       342,275          244,918
Payable for capital shares redeemed.........................            --              260
Accrued expenses and other liabilities:
  Advisory..................................................       115,284           33,659
  Administration............................................         4,098            1,633
  Distribution..............................................        11,587            2,810
  Custodian.................................................        18,471            3,366
  Other.....................................................        50,618           12,132
                                                              ------------      -----------
TOTAL LIABILITIES...........................................       542,333          314,341
                                                              ------------      -----------
NET ASSETS..................................................  $531,627,729      $99,349,516
                                                              ============      ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $531,617,747      $98,680,673
Undistributed/(Distributions in excess of) Net Investment
  Income....................................................        10,392           26,882
Accumulated net realized losses from investment
  transactions..............................................          (410)      (1,611,422)
Net unrealized appreciation from investment transactions....            --        2,253,383
                                                              ------------      -----------
NET ASSETS..................................................  $531,627,729      $99,349,516
                                                              ============      ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $478,796,212      $85,961,928
Shares Outstanding..........................................   478,785,130        8,427,695
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00      $     10.20
                                                              ============      ===========
CLASS A SHARES:
Net Assets..................................................  $ 52,469,666      $13,387,588
Shares Outstanding..........................................    52,470,767        1,313,265
Net Asset Value and Redemption Price per share..............  $       1.00      $     10.19
                                                              ============      ===========
Maximum sales charge........................................            NA             3.00%
                                                              ============      ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge).........................  $       1.00      $     10.51
                                                              ============      ===========
CLASS B SHARES:
Net Assets..................................................  $    361,851
Shares Outstanding..........................................       361,850
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00
                                                              ============

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

                               THE INTERMEDIATE TERM    THE LARGE CAP    THE MID CAP      THE LEADERS
                                    INCOME FUND          EQUITY FUND     EQUITY FUND      EQUITY FUND
                               ---------------------    -------------    -----------      ------------
ASSETS:
Investments, at cost..........      $80,518,969         $ 73,495,112     $63,998,874      $ 19,500,275
Unrealized appreciation
 (depreciation) from
 investments..................        8,706,419           41,788,913      15,234,638         3,799,896
                                    -----------         ------------     -----------      ------------
Investments, at value.........      $89,225,388         $115,284,025     $79,233,512      $ 23,300,171
Interest and dividends
 receivable...................        1,037,967              241,705          52,058            12,986
Receivable for capital shares
 issued.......................               --                   --              --                --
Prepaid expenses..............            5,581               12,247           9,207            14,893
                                    -----------         ------------     -----------      ------------
 Total Assets.................       90,268,936          115,537,977      79,294,777        23,328,050
                                    -----------         ------------     -----------      ------------
LIABILITIES:
Payable to custodian..........           15,288               17,619          13,205             6,390
Dividends payable.............          402,041              149,760              --                --
Payable for capital shares
 redeemed.....................           19,721                8,953              --                34
ACCRUED EXPENSES AND OTHER
 LIABILITIES:
 Advisory.....................           34,173               57,495          48,566            10,619
 Administration...............            1,476                1,882           1,272               377
 Distribution.................            2,985                9,068           3,905               319
 Custodian....................            3,038                3,833           2,590               753
 Other........................           13,025               28,306          16,549             6,644
                                    -----------         ------------     -----------      ------------
Total Liabilities.............          491,747              276,916          86,087            25,136
                                    -----------         ------------     -----------      ------------
Net Assets....................      $89,777,189         $115,261,061     $79,208,690      $ 23,302,914
                                    ===========         ============     ===========      ============
COMPOSITION OF NET ASSETS:
Capital.......................      $85,555,994         $ 76,140,899     $66,936,966      $ 31,542,032
Accumulated net investment
 income / (loss)..............           10,979               (3,442)             --                --
Accumulated net realized
 losses from investment
 transactions.................       (4,496,203)          (2,665,309)     (2,962,914)      (12,039,014)
Net unrealized appreciation
 from investment
 transactions.................        8,706,419           41,788,913      15,234,638         3,799,896
                                    -----------         ------------     -----------      ------------
Net Assets....................      $89,777,189         $115,261,061     $79,208,690      $ 23,302,914
                                    ===========         ============     ===========      ============
INSTITUTIONAL CLASS SHARES:
 Net Assets...................      $77,737,025         $ 81,858,270     $61,177,252      $ 22,312,803
 Shares Outstanding...........        7,091,048            5,389,258       4,883,872         3,607,437
 Net Asset Value, Offering
 Price and Redemption Price
 per share....................      $     10.96         $      15.19     $     12.53      $       6.19
                                    ===========         ============     ===========      ============
CLASS A SHARES:
 Net Assets...................      $11,324,407         $ 30,069,602     $17,652,376      $    811,688
 Shares Outstanding...........        1,033,828            1,988,896       1,427,504           132,128
 Net Asset Value and
 Redemption Price per share...      $     10.95         $      15.12     $     12.37      $       6.14
                                    ===========         ============     ===========      ============
 Maximum sales charge.........             5.25%                5.25%          5.25%              5.25%
                                    ===========         ============     ===========      ============
 Maximum Offering Price per
 share (Net Asset Value/(100%-
 maximum sales charge)........      $     11.56         $      15.96     $     13.06      $       6.48
                                    ===========         ============     ===========      ============
CLASS B SHARES:
 Net Assets...................      $   715,757         $  3,333,189     $   379,062      $    178,423
 Shares Outstanding...........           65,348              226,324          32,106            29,662
 Net Asset Value, Offering
 Price and Redemption Price
 per share*...................      $     10.95         $      14.73     $     11.81      $       6.02
                                    ===========         ============     ===========      ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the year ended May 31, 2003

                                                                             THE SHORT TERM
                                                               THE MONEY       GOVERNMENT
                                                              MARKET FUND     INCOME FUND
                                                              -----------    --------------
INVESTMENT INCOME:
Interest....................................................  $8,956,675       $3,864,043
Dividend....................................................       2,430           31,142
                                                              ----------       ----------
  TOTAL INVESTMENT INCOME...................................   8,959,105        3,895,185
                                                              ----------       ----------
EXPENSES:
Advisory....................................................   1,723,486          396,421
Administration..............................................     861,743          148,658
Distribution:
  Class A Shares............................................     215,190           41,587
  Class B Shares............................................       3,841               --
Accounting..................................................      44,582           42,694
Custodian...................................................     229,799           39,642
Registration and filing.....................................      27,498            5,635
Transfer agent..............................................     119,278           27,680
Other.......................................................     270,563           47,854
                                                              ----------       ----------
  Total expenses before fee reductions......................   3,495,980          750,171
  Advisory reductions.......................................    (288,357)              --
  Administration reductions.................................    (459,599)              --
  Distributor reductions....................................     (61,648)         (11,882)
                                                              ----------       ----------
  NET EXPENSES..............................................   2,686,376          738,289
                                                              ----------       ----------
NET INVESTMENT INCOME.......................................   6,272,729        3,156,896
                                                              ----------       ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....        (410)         642,816
Change in unrealized appreciation/depreciation from
  investments...............................................          --          502,487
                                                              ----------       ----------
Net realized/unrealized gains from investments..............        (410)       1,145,303
                                                              ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $6,272,319       $4,302,199
                                                              ==========       ==========

                       See notes to financial statements.

                                THE INTERMEDIATE TERM    THE LARGE CAP    THE MID CAP    THE LEADERS
                                     INCOME FUND          EQUITY FUND     EQUITY FUND    EQUITY FUND
                                ---------------------    -------------    -----------    -----------
INVESTMENT INCOME:
Interest......................       $ 5,939,075         $      3,270     $    21,879    $       192
Dividend......................            23,390            2,278,508         782,351        118,847
                                     -----------         ------------     -----------    -----------
 Total Investment Income......         5,962,465            2,281,778         804,230        119,039
                                     -----------         ------------     -----------    -----------
EXPENSES:
Advisory......................           474,936              668,139         578,142        206,184
Administration................           142,481              167,035         115,629         30,928
DISTRIBUTION:
 Class A Shares...............            42,588              107,951          58,243          2,918
 Class B Shares...............             4,889               35,726           3,671          1,805
Accounting....................            54,988               47,544          50,356         45,182
Custodian.....................            37,995               44,543          30,835          8,247
Registration and filing.......             8,729               20,357          19,461         15,920
Transfer agent................            39,253              123,565          57,997         29,256
Other.........................            46,582               59,906          41,162         10,228
                                     -----------         ------------     -----------    -----------
 Total expenses before fee
 reductions...................           852,441            1,274,766         955,496        350,668
 Advisory reductions..........           (47,495)                  --              --        (88,249)
 Administration reductions....                --                   --              --             --
 Distributor reductions.......           (12,168)             (30,843)        (16,641)          (834)
                                     -----------         ------------     -----------    -----------
 Net Expenses.................           792,778            1,243,923         938,855        261,585
                                     -----------         ------------     -----------    -----------
Net Investment Income.........         5,169,687            1,037,855        (134,625)      (142,546)
                                     -----------         ------------     -----------    -----------
NET REALIZED / UNREALIZED
 GAINS / (LOSSES) FROM
 INVESTMENTS:
Net realized gains / (losses)
 from investment
 transactions.................           522,433           (2,648,665)       (606,328)    (3,893,501)
Change in unrealized
 appreciation / depreciation
 from investments.............         3,935,504          (12,353,833)     (6,144,905)       589,657
                                     -----------         ------------     -----------    -----------
Net realized / unrealized
 gains from investments.......         4,457,937          (15,002,498)     (6,751,233)    (3,303,844)
                                     -----------         ------------     -----------    -----------
Change in net assets resulting
 from operations..............       $ 9,627,624         $(13,964,643)    $(6,885,858)   $(3,446,390)
                                     ===========         ============     ===========    ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                                             THE SHORT TERM
                                                            THE MONEY MARKET FUND        GOVERNMENT INCOME FUND
                                                         ---------------------------   ---------------------------
                                                         FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,
                                                         ---------------------------   ---------------------------
                                                             2003           2002           2003           2002
                                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................  $  6,272,729   $ 14,220,663   $  3,156,896   $  3,965,920
  Net realized gains/(losses) from investment
    transactions.......................................          (410)           658        642,816        492,229
  Change in unrealized appreciation/depreciation from
    investments........................................            --             --        502,487        295,577
                                                         ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.........     6,272,319     14,221,321      4,302,199      4,753,726
                                                         ------------   ------------   ------------   ------------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares.........................    (5,726,440)   (12,492,360)    (3,085,104)    (3,677,726)
    Class A Shares.....................................      (544,782)    (1,738,924)      (387,178)      (274,983)
    Class B Shares.....................................        (1,507)        (4,140)            --             --
                                                         ------------   ------------   ------------   ------------
  Net realized gains:
    Institutional Class Shares.........................            --             --             --             --
    Class A Shares.....................................            --             --             --             --
    Class B Shares.....................................            --             --             --             --
                                                         ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS........    (6,272,729)   (14,235,424)    (3,472,282)    (3,952,709)
                                                         ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........   (78,234,463)   (51,449,853)       186,981     22,994,886
                                                         ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS...................................   (78,234,873)   (51,463,956)     1,016,898     23,795,903
NET ASSETS:
  Beginning of period..................................   609,862,602    661,326,558     98,332,618     74,536,715
                                                         ------------   ------------   ------------   ------------
  End of period........................................  $531,627,729   $609,862,602   $ 99,349,516   $ 98,332,618
                                                         ============   ============   ============   ============

                       See notes to financial statements.

                                            THE INTERMEDIATE TERM
                                                 INCOME FUND            THE LARGE CAP EQUITY FUND
                                         ---------------------------   ---------------------------
                                         FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ------------   ------------   ------------   ------------
                                         $  5,169,687   $  6,198,407   $  1,037,855   $    793,593
                                              522,433      1,720,987     (2,648,665)    18,276,311
                                            3,935,504        832,585    (12,353,833)   (43,569,347)
                                         ------------   ------------   ------------   ------------
                                            9,627,624      8,751,979    (13,964,643)   (24,499,443)
                                         ------------   ------------   ------------   ------------
                                           (4,322,540)    (5,534,472)      (787,544)      (642,896)
                                             (607,442)      (478,696)      (237,665)      (160,816)
                                              (21,025)        (8,923)       (12,177)        (8,573)
                                         ------------   ------------   ------------   ------------
                                                   --             --     (6,038,761)   (10,760,253)
                                                   --             --     (2,392,136)    (2,767,639)
                                                   --             --       (284,816)      (466,228)
                                         ------------   ------------   ------------   ------------
                                           (4,951,007)    (6,022,091)    (9,753,099)   (14,806,405)
                                         ------------   ------------   ------------   ------------
                                          (11,837,742)   (38,904,871)     1,528,216    (27,375,184)
                                         ------------   ------------   ------------   ------------
                                           (7,161,125)   (36,174,983)   (22,189,526)   (66,681,032)
                                           96,938,314    133,113,297    137,450,587    204,131,619
                                         ------------   ------------   ------------   ------------
                                         $ 89,777,189   $ 96,938,314   $115,261,061   $137,450,587
                                         ============   ============   ============   ============


                                            THE MID CAP EQUITY FUND       THE LEADERS EQUITY FUND
                                          ---------------------------   ---------------------------
                                          FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,
                                          ---------------------------   ---------------------------
                                              2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------
                                          $   (134,625)  $    (90,314)  $  (142,546)   $   (142,839)
                                              (606,328)    (2,356,588)   (3,893,501)     (3,413,686)
                                            (6,144,905)     3,443,589       589,657       2,028,106
                                          ------------   ------------   -----------    ------------
                                            (6,885,858)       996,687    (3,446,390)     (1,528,419)
                                          ------------   ------------   -----------    ------------
                                                    --             --            --              --
                                                    --             --            --              --
                                                    --             --            --              --
                                          ------------   ------------   -----------    ------------
                                                    --    (11,874,376)           --              --
                                                    --     (1,709,610)           --              --
                                                    --        (69,506)           --              --
                                          ------------   ------------   -----------    ------------
                                                    --    (13,653,492)           --              --
                                          ------------   ------------   -----------    ------------
                                            (7,654,200)    16,276,734     2,522,590       6,223,801
                                          ------------   ------------   -----------    ------------
                                           (14,540,058)     3,619,929      (923,800)      4,695,382
                                            93,748,748     90,128,819    24,226,714      19,531,332
                                          ------------   ------------   -----------    ------------
                                          $ 79,208,690   $ 93,748,748   $23,302,914    $ 24,226,714
                                          ============   ============   ===========    ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activity

                                                                                          THE SHORT TERM
                                                      THE MONEY MARKET FUND           GOVERNMENT INCOME FUND
                                                ---------------------------------   ---------------------------
                                                   FOR THE YEAR ENDED MAY 31,       FOR THE YEAR ENDED MAY 31,
                                                ---------------------------------   ---------------------------
                                                     2003              2002             2003           2002
                                                ---------------   ---------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued...................  $ 1,088,663,664   $ 1,065,431,092   $ 10,059,520   $ 31,217,900
Dividends reinvested..........................           30,300            89,409      1,612,515      2,063,413
Cost of shares redeemed.......................   (1,142,924,490)   (1,107,207,492)   (15,325,023)   (13,855,365)
                                                ---------------   ---------------   ------------   ------------
Institutional Class Shares capital
  transactions................................      (54,230,526)      (41,686,991)    (3,652,988)    19,425,948
                                                ---------------   ---------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued...................       60,135,911       136,162,159      6,813,278      6,403,866
Dividends reinvested..........................          587,778         1,931,542        380,448        263,665
Cost of shares redeemed.......................      (84,778,493)     (147,901,454)    (3,353,757)    (3,098,593)
                                                ---------------   ---------------   ------------   ------------
Class A Shares capital transactions...........      (24,054,804)       (9,807,753)     3,839,969      3,568,938
                                                ---------------   ---------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued...................          211,822           393,877             --             --
Dividends reinvested..........................            1,354             4,240             --             --
Cost of shares redeemed.......................         (162,309)         (353,226)            --             --
                                                ---------------   ---------------   ------------   ------------
Class B Shares capital transactions...........           50,867            44,891             --             --
                                                ---------------   ---------------   ------------   ------------
Change in net assets from capital
  transactions................................  $   (78,234,463)  $   (51,449,853)  $    186,981   $ 22,994,886
                                                ===============   ===============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued........................................    1,088,663,664     1,065,431,092        984,234      3,100,263
Reinvested....................................           30,300            89,409        157,801        204,188
Redeemed......................................   (1,142,924,490)   (1,107,207,492)    (1,498,222)    (1,370,835)
                                                ---------------   ---------------   ------------   ------------
Change in Institutional Class Shares..........      (54,230,526)      (41,686,991)      (356,187)     1,933,616
                                                ---------------   ---------------   ------------   ------------
CLASS A SHARES:
Issued........................................       60,135,911       136,162,159        665,942        633,979
Reinvested....................................          587,778         1,931,542         37,240         26,117
Redeemed......................................      (84,778,493)     (147,901,454)      (328,257)      (306,950)
                                                ---------------   ---------------   ------------   ------------
Change in Class A Shares......................      (24,054,804)       (9,807,753)       374,925        353,146
                                                ---------------   ---------------   ------------   ------------
CLASS B SHARES:
Issued........................................          211,822           393,877             --             --
Reinvested....................................            1,354             4,240             --             --
Redeemed......................................         (162,309)         (353,226)            --             --
                                                ---------------   ---------------   ------------   ------------
Change in Class B Shares......................           50,867            44,891             --             --
                                                ---------------   ---------------   ------------   ------------
Change in shares..............................      (78,234,463)      (51,449,853)        18,738      2,286,762
                                                ===============   ===============   ============   ============

                                   THE INTERMEDIATE TERM
                                        INCOME FUND                THE LARGE CAP EQUITY FUND
                               -----------------------------     -----------------------------
                                FOR THE YEAR ENDED MAY 31,        FOR THE YEAR ENDED MAY 31,
                               -----------------------------     -----------------------------
                                   2003             2002             2003             2002
                               ------------     ------------     ------------     ------------
                               $  5,429,886     $  7,333,496     $ 19,158,970     $ 15,371,307
                                  2,042,288        2,951,529        4,044,908        7,586,542
                                (19,724,398)     (47,919,205)     (18,367,447)     (55,733,396)
                               ------------     ------------     ------------     ------------
                                (12,252,224)     (37,634,180)       4,836,431      (32,775,547)
                               ------------     ------------     ------------     ------------
                                  5,018,869        6,334,395        2,998,181       16,847,987
                                    597,701          468,465        2,574,341        2,833,030
                                 (5,523,629)      (8,324,944)      (8,286,812)     (14,094,322)
                               ------------     ------------     ------------     ------------
                                     92,941       (1,522,084)      (2,714,290)       5,586,695
                               ------------     ------------     ------------     ------------
                                    453,350          280,619          198,370          396,707
                                      8,473            5,432          276,906          436,031
                                   (140,282)         (34,658)      (1,069,201)      (1,019,070)
                               ------------     ------------     ------------     ------------
                                    321,541          251,393         (593,925)        (186,332)
                               ------------     ------------     ------------     ------------
                               $(11,837,742)    $(38,904,871)    $  1,528,216     $(27,375,184)
                               ============     ============     ============     ============
                                    509,562          703,385        1,272,949          739,587
                                    191,294          284,209          274,635          375,533
                                 (1,842,169)      (4,637,259)      (1,226,590)      (2,704,108)
                               ------------     ------------     ------------     ------------
                                 (1,141,313)      (3,649,665)         320,994       (1,588,988)
                               ------------     ------------     ------------     ------------
                                    472,095          609,652          198,125          862,319
                                     55,968           45,219          175,652          140,885
                                   (514,836)        (801,468)        (549,525)        (694,852)
                               ------------     ------------     ------------     ------------
                                     13,227         (146,597)        (175,748)         308,352
                               ------------     ------------     ------------     ------------
                                     42,162           26,926           13,793           19,480
                                        792              523           19,441           22,120
                                    (13,105)          (3,322)         (73,165)         (52,226)
                               ------------     ------------     ------------     ------------
                                     29,849           24,127          (39,931)         (10,626)
                               ------------     ------------     ------------     ------------
                                 (1,098,237)      (3,772,135)         105,315       (1,291,262)
                               ============     ============     ============     ============


                                  THE MID CAP EQUITY FUND           THE LEADERS EQUITY FUND
                                ---------------------------     --------------------------------
                                FOR THE YEAR ENDED MAY 31,         FOR THE YEAR ENDED MAY 31,
                                ---------------------------     --------------------------------
                                    2003           2002             2003              2002
                                ------------   ------------     ------------     ---------------
                                $ 10,281,558   $ 32,829,849     $  6,771,524      $  8,551,903
                                          --      7,409,770               --                --
                                 (16,137,771)   (31,710,495)      (4,155,341)       (2,640,543)
                                ------------   ------------     ------------      ------------
                                  (5,856,213)     8,529,124        2,616,183         5,911,360
                                ------------   ------------     ------------      ------------
                                   2,219,823     12,124,643          450,063           761,451
                                          --      1,621,944               --                --
                                  (3,949,920)    (6,087,397)        (522,724)         (457,582)
                                ------------   ------------     ------------      ------------
                                  (1,730,097)     7,659,190          (72,661)          303,869
                                ------------   ------------     ------------      ------------
                                     197,421         79,499           33,330            28,013
                                          --         65,682               --                --
                                    (265,311)       (56,761)         (54,262)          (19,441)
                                ------------   ------------     ------------      ------------
                                     (67,890)        88,420          (20,932)            8,572
                                ------------   ------------     ------------      ------------
                                $ (7,654,200)  $ 16,276,734     $  2,522,590      $  6,223,801
                                ============   ============     ============      ============
                                     910,553      2,319,743        1,154,680         1,192,959
                                          --        581,614               --                --
                                  (1,419,209)    (2,303,845)        (700,716)         (379,611)
                                ------------   ------------     ------------      ------------
                                    (508,656)       597,512          453,964           813,348
                                ------------   ------------     ------------      ------------
                                     192,462        931,340           79,241           108,138
                                          --        128,522               --                --
                                    (343,460)      (442,632)         (91,843)          (66,172)
                                ------------   ------------     ------------      ------------
                                    (150,998)       617,230          (12,602)           41,966
                                ------------   ------------     ------------      ------------
                                      17,680          6,316            5,798             3,994
                                          --          5,379               --                --
                                     (24,054)        (4,520)          (9,071)           (2,835)
                                ------------   ------------     ------------      ------------
                                      (6,374)         7,175           (3,273)            1,159
                                ------------   ------------     ------------      ------------
                                    (666,028)     1,221,917          438,089           856,473
                                ============   ============     ============      ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 2003

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the "Official Closing Price" as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2003

recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust based on average net assets. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS

ADVISOR AND CUSTODIAN:
Trustmark Investment Advisors, Inc. ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the year ended May 31, 2003, the advisory fee rates were as follows:

                                                               ADVISORY FEE RATE
                                                               -----------------
The Money Market Fund.......................................         0.30%
The Short Term Government Income Fund.......................         0.40%
The Intermediate Term Income Fund...........................         0.50%
The Large Cap Equity Fund...................................         0.60%
The Mid Cap Equity Fund.....................................         0.75%
The Leaders Equity Fund.....................................         1.00%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., serves

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2003

as the distribution agent of the Funds. The Trust has adopted a compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2003, the Distributor received $116,106 from commissions earned on sales of the Funds of which $8,925 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

                                                                               EXPENSE
FUND                                                              CLASS       LIMITATION
----                                                          -------------   ----------
The Leaders Equity Fund.....................................  Institutional     1.25%
The Leaders Equity Fund.....................................              A     1.50%
The Leaders Equity Fund.....................................              B     2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2003, were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
The Short Term Government Income Fund.......................  $40,942,502   $42,608,492
The Intermediate Term Income Fund...........................   15,541,741    27,476,464
The Large Cap Equity Fund...................................    4,286,398    12,825,635
The Mid Cap Equity Fund.....................................            0     7,879,905
The Leaders Equity Fund.....................................   40,469,259    37,764,835

5. FEDERAL INCOME TAXES
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

At May 31, 2003, the following funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by Treasury regulations:

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2003

                                                                AMOUNT     EXPIRES
                                                              ----------   -------
The Money Market Fund.......................................  $      410    2011

The Short Term Government Income Fund.......................     595,936    2005
                                                                 210,095    2008
                                                                 723,544    2009

The Intermediate Term Income Fund...........................     114,007    2005
                                                                 314,674    2008
                                                               4,067,522    2009

The Large Cap Equity Fund...................................   2,331,622    2010
The Mid Cap Equity Fund.....................................     979,338    2010
                                                               1,092,074    2011

The Leaders Equity Fund.....................................     929,898    2009
                                                               6,071,275    2010
                                                               3,575,688    2011

6. OTHER FEDERAL INCOME TAX INFORMATION
During the year ended May 31, 2003, the Funds declared long term distributions of realized gains as follows:

                                                               LONG TERM
                                                                  20%
                                                               ----------
The Large Cap Equity Fund (Unaudited).......................   $8,715,713

For corporate shareholders the percentage of the total ordinary income dividends paid during the year ended May 31, 2003, that qualify for the corporate dividend received deduction, are as follows:

                                                               PERCENTAGE
                                                               ----------
The Large Cap Equity Fund (Unaudited).......................     100.00%

Realized capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such realized losses:

                                                                POST-OCTOBER
                                                               DEFERRED LOSSES
                                                               ---------------
The Short Term Government Income Fund.......................     $   81,847
The Large Cap Equity Fund...................................        248,290
The Mid Cap Equity Fund.....................................        879,223
The Leaders Equity Fund.....................................      1,462,153

The tax character of dividends paid during the fiscal year ended May 31, 2003, was as follows:

                                                       NET INVESTMENT   NET LONG TERM   TOTAL DIVIDENDS
FUND                                                       INCOME       CAPITAL GAINS        PAID
----                                                   --------------   -------------   ---------------
The Money Market Fund................................    6,658,364                0        6,658,364
The Short Term Government Income Fund................    3,570,293                0        3,570,293
The Intermediate Term Income Fund....................    5,020,816                0        5,020,816
The Large Cap Equity Fund............................    1,054,045        8,715,713        9,769,758
The Mid Cap Equity Fund..............................            0                0                0
The Leaders Equity Fund..............................            0                0                0

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2003

As of May 31, 2003, the components of accumulated earnings/(deficit) on a tax basis for the funds were as follows:

                                                                                                      THE
                                                                                 THE SHORT TERM   INTERMEDIATE
                                                              THE MONEY MARKET     GOVERNMENT     TERM INCOME
                                                                    FUND          INCOME FUND         FUND
                                                              ----------------   --------------   ------------
Undistributed Ordinary Income...............................      $342,935        $   271,800     $   413,020
Undistributed Long Term Capital Gains.......................            --                 --              --
                                                                  --------        -----------     -----------
Accumulated Earnings........................................       342,935            271,800         413,020
Distributions Payable.......................................      (342,275)          (244,918)       (402,041)
Accumulated Capital and Other Losses........................          (410)        (1,611,422)     (4,496,203)
Unrealized Appreciation/(Depreciation)......................            --          2,253,383       8,706,419
                                                                  --------        -----------     -----------
Total Accumulated Earnings/(Deficit)........................      $    250        $   668,843     $ 4,221,195
                                                                  ========        ===========     ===========

                                                              THE LARGE CAP   THE MID CAP    THE LEADERS
                                                               EQUITY FUND    EQUITY FUND    EQUITY FUND
                                                              -------------   ------------   ------------
Undistributed Ordinary Income...............................   $   146,317    $        --    $         --
Undistributed Long Term Capital Gains.......................            --             --              --
                                                               -----------    -----------    ------------
Accumulated Earnings........................................       146,317             --              --
Distributions Payable.......................................      (149,760)            --              --
Accumulated Capital and Other Losses........................    (2,579,912)    (2,950,635)    (12,039,014)
Unrealized Appreciation/(Depreciation)......................    41,703,516     15,222,357       3,799,896
                                                               -----------    -----------    ------------
Total Accumulated Earnings/(Deficit)........................   $39,120,161    $12,271,722    $ (8,239,118)
                                                               ===========    ===========    ============

For the fiscal year ended May 31, 2003 $499,635 dividends paid by the Performance Large Cap Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

7. SPECIAL MEETING OF THE SHAREHOLDERS (UNAUDITED)
On July 26, 2002, the Performance Small Cap Equity Fund (the "Fund"), voted to liquidate the Fund, as voted by the shareholders of record as of June 28, 2002. The results of the voting were as follows:

            FOR                        AGAINST                      ABSTAIN
            ---                        -------                      -------
         3,286,018                        0                            0

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS (LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............    $1.00          $0.01               $--*            $0.01
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02
  Year Ended May 31, 2001...............     1.00           0.06               --*              0.06
  Year Ended May 31, 2000...............     1.00           0.05               --               0.05
  Year Ended May 31, 1999...............     1.00           0.05               --               0.05

CLASS A
  Year Ended May 31, 2003...............     1.00           0.01               --*              0.01
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02
  Year Ended May 31, 2001...............     1.00           0.06               --*              0.06
  Year Ended May 31, 2000...............     1.00           0.05               --               0.05
  Year Ended May 31, 1999(b)............     1.00           0.05               --               0.05

CLASS B
  Year Ended May 31, 2003...............     1.00             --*              --*                --*
  Year Ended May 31, 2002...............     1.00           0.01               --*              0.01
  Year Ended May 31, 2001...............     1.00           0.05               --*              0.05
  Year Ended May 31, 2000...............     1.00           0.04               --               0.04
  Period Ended May 31, 1999(c)..........     1.00           0.02               --               0.02

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............    $(0.01)        $(0.01)
  Year Ended May 31, 2002...............     (0.02)         (0.02)
  Year Ended May 31, 2001...............     (0.06)         (0.06)
  Year Ended May 31, 2000...............     (0.05)         (0.05)
  Year Ended May 31, 1999...............     (0.05)         (0.05)
CLASS A
  Year Ended May 31, 2003...............     (0.01)         (0.01)
  Year Ended May 31, 2002...............     (0.02)         (0.02)
  Year Ended May 31, 2001...............     (0.06)         (0.06)
  Year Ended May 31, 2000...............     (0.05)         (0.05)
  Year Ended May 31, 1999(b)............     (0.05)         (0.05)
CLASS B
  Year Ended May 31, 2003...............        --*            --*
  Year Ended May 31, 2002...............     (0.01)         (0.01)
  Year Ended May 31, 2001...............     (0.05)         (0.05)
  Year Ended May 31, 2000...............     (0.04)         (0.04)
  Period Ended May 31, 1999(c)..........     (0.02)         (0.02)

---------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(c) Class B commenced operations on October 2, 1998.

(d) Not annualized.

(e) Annualized.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                             ---------------------------

                                                              TOTAL RETURN                     RATIO OF
                                                NET ASSET      (EXCLUDES     NET ASSETS AT     EXPENSES
                                                 VALUE,          SALES       END OF PERIOD    TO AVERAGE
                                              END OF PERIOD     CHARGE)         (000'S)       NET ASSETS
                                              -------------   ------------   --------------   ----------
INSTITUTIONAL CLASS
 Year Ended May 31, 2003.....................     $1.00           1.11%         $478,796         0.44%
 Year Ended May 31, 2002.....................      1.00           2.26           533,027         0.42
 Year Ended May 31, 2001.....................      1.00           5.92           574,726         0.37
 Year Ended May 31, 2000.....................      1.00           5.38           432,090         0.35
 Year Ended May 31, 1999.....................      1.00           5.05           382,178         0.35

CLASS A
 Year Ended May 31, 2003.....................      1.00           0.86            52,470         0.69
 Year Ended May 31, 2002.....................      1.00           2.01            76,525         0.67
 Year Ended May 31, 2001.....................      1.00           5.66            86,334         0.62
 Year Ended May 31, 2000.....................      1.00           5.12            82,852         0.60
 Year Ended May 31, 1999 (b).................      1.00           4.79            94,347         0.60

CLASS B
 Year Ended May 31, 2003.....................      1.00           0.39               362         1.15
 Year Ended May 31, 2002.....................      1.00           1.24               311         1.42
 Year Ended May 31, 2001.....................      1.00           4.87               266         1.37
 Year Ended May 31, 2000.....................      1.00           4.35               308         1.33
 Period Ended May 31, 1999 (c)...............      1.00           2.30(d)            198         1.51(e)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------
                                               RATIO OF NET
                                                INVESTMENT      RATIO OF
                                                  INCOME        EXPENSES
                                                TO AVERAGE     TO AVERAGE
                                                NET ASSETS    NET ASSETS(a)
                                               ------------   -------------
INSTITUTIONAL CLASS
 Year Ended May 31, 2003.....................      1.12%          0.57%
 Year Ended May 31, 2002.....................      2.26           0.56
 Year Ended May 31, 2001.....................      5.73           0.55
 Year Ended May 31, 2000.....................      5.26           0.54
 Year Ended May 31, 1999.....................      4.92           0.59
CLASS A
 Year Ended May 31, 2003.....................      0.89           0.92
 Year Ended May 31, 2002.....................      2.02           0.91
 Year Ended May 31, 2001.....................      5.49           0.90
 Year Ended May 31, 2000.....................      4.99           0.79
 Year Ended May 31, 1999 (b).................      4.67           0.84
CLASS B
 Year Ended May 31, 2003.....................      0.39           1.57
 Year Ended May 31, 2002.....................      1.18           1.56
 Year Ended May 31, 2001.....................      4.76           1.55
 Year Ended May 31, 2000.....................      4.30           1.52
 Period Ended May 31, 1999 (c)...............      3.43(e)        1.73(e)

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS (LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............   $10.11          $0.33             $ 0.12            $0.45
  Year Ended May 31, 2002...............    10.02           0.44               0.09             0.53
  Year Ended May 31, 2001...............     9.66           0.53               0.36             0.89
  Year Ended May 31, 2000...............     9.79           0.51              (0.13)            0.38
  Year Ended May 31, 1999...............     9.85           0.50              (0.06)            0.44

CLASS A
  Year Ended May 31, 2003...............    10.11           0.31               0.11             0.42
  Year Ended May 31, 2002...............    10.02           0.42               0.09             0.51
  Year Ended May 31, 2001...............     9.66           0.51               0.36             0.87
  Year Ended May 31, 2000...............     9.79           0.48              (0.13)            0.35
  Year Ended May 31, 1999(d)............     9.85           0.48              (0.06)            0.42

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............    $(0.36)        $(0.36)
  Year Ended May 31, 2002...............     (0.44)         (0.44)
  Year Ended May 31, 2001...............     (0.53)         (0.53)
  Year Ended May 31, 2000...............     (0.51)         (0.51)
  Year Ended May 31, 1999...............     (0.50)         (0.50)
CLASS A
  Year Ended May 31, 2003...............     (0.34)         (0.34)
  Year Ended May 31, 2002...............     (0.42)         (0.42)
  Year Ended May 31, 2001...............     (0.51)         (0.51)
  Year Ended May 31, 2000...............     (0.48)         (0.48)
  Year Ended May 31, 1999(d)............     (0.48)         (0.48)

---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 3.00%.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                NET ASSET     TOTAL RETURN    NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,         (EXCLUDES     END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)      (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................    $10.20           4.51%          $ 85,962         0.71%         3.22%
  Year Ended May 31, 2002....................     10.11           5.42             88,846         0.71          4.40
  Year Ended May 31, 2001....................     10.02           9.46             68,672         0.73          5.42
  Year Ended May 31, 2000....................      9.66           3.94             87,517         0.70          5.20
  Year Ended May 31, 1999....................      9.79           4.57            113,145         0.69          5.09

CLASS A
  Year Ended May 31, 2003....................     10.19           4.16             13,388         0.97          2.91
  Year Ended May 31, 2002....................     10.11           5.16              9,486         0.96          4.14
  Year Ended May 31, 2001....................     10.02           9.19              5,865         0.98          5.16
  Year Ended May 31, 2000....................      9.66           3.68              4,466         0.95          4.95
  Year Ended May 31, 1999(d).................      9.79           4.31              5,596         0.94          4.82

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................        --           43.36%
  Year Ended May 31, 2002....................        --           39.48
  Year Ended May 31, 2001....................        --           29.53
  Year Ended May 31, 2000....................        --           32.29
  Year Ended May 31, 1999....................        --           49.19
CLASS A
  Year Ended May 31, 2003....................      1.07%          43.36
  Year Ended May 31, 2002....................      1.06           39.48
  Year Ended May 31, 2001....................      1.08           29.53
  Year Ended May 31, 2000....................          (c)        32.29
  Year Ended May 31, 1999(d).................          (c)        49.19

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                             INVESTMENT ACTIVITIES                   DIVIDENDS
                                                   -----------------------------------------   ----------------------
                                                                 NET REALIZED
                                       NET ASSET                GAINS (LOSSES)
                                        VALUE,        NET            FROM         TOTAL FROM      NET
                                       BEGINNING   INVESTMENT     INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     INCOME      TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
                                       ---------   ----------   ---------------   ----------   ----------   ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003............   $10.44       $0.58           $0.50           $1.08       $(0.56)     $(0.56)
  Year Ended May 31, 2002............    10.19        0.60            0.23            0.83        (0.58)      (0.58)
  Year Ended May 31, 2001............     9.58        0.59            0.61            1.20        (0.59)      (0.59)
  Year Ended May 31, 2000............    10.06        0.55           (0.48)           0.07        (0.55)      (0.55)
  Year Ended May 31, 1999............    10.34        0.54           (0.28)           0.26        (0.54)      (0.54)

CLASS A
  Year Ended May 31, 2003............    10.43        0.55            0.50            1.05        (0.53)      (0.53)
  Year Ended May 31, 2002............    10.18        0.58            0.23            0.81        (0.56)      (0.56)
  Year Ended May 31, 2001............     9.57        0.56            0.61            1.17        (0.56)      (0.56)
  Year Ended May 31, 2000............    10.05        0.52           (0.48)           0.04        (0.52)      (0.52)
  Year Ended May 31, 1999(c).........    10.34        0.52           (0.29)           0.23        (0.52)      (0.52)

CLASS B
  Year Ended May 31, 2003............    10.43        0.47            0.51            0.98        (0.46)      (0.46)
  Year Ended May 31, 2002............    10.18        0.49            0.24            0.73        (0.48)      (0.48)
  Year Ended May 31, 2001............     9.57        0.49            0.61            1.10        (0.49)      (0.49)
  Year Ended May 31, 2000............    10.05        0.45           (0.48)          (0.03)       (0.45)      (0.45)
  Period Ended May 31, 1999(d).......    10.81        0.28           (0.76)          (0.48)       (0.28)      (0.28)

---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(d) Class B commenced operations on October 2, 1998.

(e) Not annualized.

(f) Annualized.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                   -----------------------------------------------
                                                                                                    RATIO OF NET
                                                                                      RATIO OF       INVESTMENT
                                 NET ASSET       TOTAL RETURN      NET ASSETS AT      EXPENSES         INCOME
                                  VALUE,           (EXCLUDES       END OF PERIOD     TO AVERAGE      TO AVERAGE
                               END OF PERIOD     SALES CHARGE)        (000'S)        NET ASSETS      NET ASSETS
                               -------------     -------------     -------------     ----------     ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003.....    $10.96               10.64%        $ 77,737             0.80%           5.48%
  Year Ended May 31, 2002.....     10.44                8.34           85,922             0.79            5.78
  Year Ended May 31, 2001.....     10.19               12.79          121,110             0.76            5.93
  Year Ended May 31, 2000.....      9.58                0.71          141,404             0.75            5.59
  Year Ended May 31, 1999.....     10.06                2.47          154,916             0.79            5.18

CLASS A
  Year Ended May 31, 2003.....     10.95               10.37           11,324             1.05            5.21
  Year Ended May 31, 2002.....     10.43                8.07           10,646             1.04            5.58
  Year Ended May 31, 2001.....     10.18               12.51           11,888             1.01            5.65
  Year Ended May 31, 2000.....      9.57                0.45            6,139             1.00            5.32
  Year Ended May 31,
 1999(c)......................     10.05                2.11            8,219             1.05            4.92

CLASS B
  Year Ended May 31, 2003.....     10.95                9.59              716             1.79            4.57
  Year Ended May 31, 2002.....     10.43                7.31              370             1.79            4.88
  Year Ended May 31, 2001.....     10.18               11.69              116             1.76            4.92
  Year Ended May 31, 2000.....      9.57               (0.30)              76             1.75            4.57
  Period Ended May 31,
 1999(d)......................     10.05               (4.54)(e)           95             1.79(f)         4.01(f)

                                  RATIOS/SUPPLEMENTARY DATA
                                -----------------------------

                                  RATIO OF
                                  EXPENSES
                                 TO AVERAGE        PORTFOLIO
                                NET ASSETS(a)     TURNOVER(b)
                                -------------     -----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003.....        0.85%          16.97%
  Year Ended May 31, 2002.....        0.84            7.02
  Year Ended May 31, 2001.....        0.81           14.06
  Year Ended May 31, 2000.....        0.80           53.19
  Year Ended May 31, 1999.....        0.84           74.03
CLASS A
  Year Ended May 31, 2003.....        1.20           16.97
  Year Ended May 31, 2002.....        1.19            7.02
  Year Ended May 31, 2001.....        1.16           14.06
  Year Ended May 31, 2000.....        1.05           53.19
  Year Ended May 31,
 1999(c)......................        1.10           74.03
CLASS B
  Year Ended May 31, 2003.....        1.84           16.97
  Year Ended May 31, 2002.....        1.84            7.02
  Year Ended May 31, 2001.....        1.81           14.06
  Year Ended May 31, 2000.....        1.80           53.19
  Period Ended May 31,
 1999(d)......................        1.84(f)        74.03

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                                                           NET REALIZED
                                          NET ASSET                       GAINS (LOSSES)
                                           VALUE,           NET                FROM             TOTAL FROM
                                          BEGINNING      INVESTMENT         INVESTMENT          INVESTMENT
                                          OF PERIOD        INCOME          TRANSACTIONS         ACTIVITIES
                                          ---------      ----------      ----------------      ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............   $18.37          $ 0.15             $(1.97)             $(1.82)
  Year Ended May 31, 2002...............    23.25            0.12              (3.11)              (2.99)
  Year Ended May 31, 2001...............    28.83            0.11              (3.39)              (3.28)
  Year Ended May 31, 2000...............    28.18            0.12               1.41                1.53
  Year Ended May 31, 1999...............    24.98            0.15               4.30                4.45

CLASS A
  Year Ended May 31, 2003...............    18.29            0.12              (1.96)              (1.84)
  Year Ended May 31, 2002...............    23.18            0.06              (3.09)              (3.03)
  Year Ended May 31, 2001...............    28.78            0.05              (3.38)              (3.33)
  Year Ended May 31, 2000...............    28.16            0.05               1.40                1.45
  Year Ended May 31, 1999(d)............    24.97            0.09               4.30                4.39

CLASS B
  Year Ended May 31, 2003...............    17.92              --              (1.93)              (1.93)
  Year Ended May 31, 2002...............    22.86           (0.09)             (3.04)              (3.13)
  Year Ended May 31, 2001...............    28.55           (0.13)             (3.35)              (3.48)
  Year Ended May 31, 2000...............    28.08           (0.13)              1.37                1.24
  Period Ended May 31, 1999(e)..........    23.12           (0.02)              6.11                6.09

                                                           DIVIDENDS
                                          -------------------------------------------
                                                        NET REALIZED
                                                            GAINS
                                             NET            FROM
                                          INVESTMENT     INVESTMENT           TOTAL
                                            INCOME      TRANSACTIONS        DIVIDENDS
                                          ----------   ---------------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............    $(0.15)        $(1.21)           $(1.36)
  Year Ended May 31, 2002...............     (0.11)         (1.78)            (1.89)
  Year Ended May 31, 2001...............     (0.10)         (2.20)            (2.30)
  Year Ended May 31, 2000...............     (0.11)         (0.77)            (0.88)
  Year Ended May 31, 1999...............     (0.15)         (1.10)            (1.25)
CLASS A
  Year Ended May 31, 2003...............     (0.12)         (1.21)            (1.33)
  Year Ended May 31, 2002...............     (0.08)         (1.78)            (1.86)
  Year Ended May 31, 2001...............     (0.07)         (2.20)            (2.27)
  Year Ended May 31, 2000...............     (0.06)         (0.77)            (0.83)
  Year Ended May 31, 1999(d)............     (0.10)         (1.10)            (1.20)
CLASS B
  Year Ended May 31, 2003...............     (0.05)         (1.21)            (1.26)
  Year Ended May 31, 2002...............     (0.03)         (1.78)            (1.81)
  Year Ended May 31, 2001...............     (0.01)         (2.20)            (2.21)
  Year Ended May 31, 2000...............        --          (0.77)            (0.77)
  Period Ended May 31, 1999(e)..........     (0.03)         (1.10)            (1.13)

---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(e) Class B Shares commenced operations on October 2, 1998.

(f) Not annualized.

(g) Annualized.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                NET ASSET     TOTAL RETURN    NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,         (EXCLUDES     END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)      (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................    $15.19           (9.55)%        $ 81,858         1.02%         1.04%
  Year Ended May 31, 2002....................     18.37          (13.58)           93,095         0.95          0.57
  Year Ended May 31, 2001....................     23.25          (12.02)          154,776         0.90          0.38
  Year Ended May 31, 2000....................     28.83            5.35           290,637         0.87          0.43
  Year Ended May 31, 1999....................     28.18           18.25           228,804         0.90          0.58

CLASS A
  Year Ended May 31, 2003....................     15.12           (9.76)           30,070         1.27          0.78
  Year Ended May 31, 2002....................     18.29          (13.75)           39,586         1.20          0.32
  Year Ended May 31, 2001....................     23.18          (12.24)           43,028         1.15          0.17
  Year Ended May 31, 2000....................     28.78            5.08            53,777         1.12          0.18
  Year Ended May 31, 1999(d).................     28.16           17.92            59,045         1.15          0.33

CLASS B
  Year Ended May 31, 2003....................     14.73          (10.48)            3,333         2.02          0.02
  Year Ended May 31, 2002....................     17.92          (14.41)            4,770         1.95         (0.43)
  Year Ended May 31, 2001....................     22.86          (12.87)            6,328         1.90         (0.58)
  Year Ended May 31, 2000....................     28.55            4.31             7,189         1.87         (0.57)
  Period Ended May 31, 1999(e)...............     28.08           26.80(f)          2,975         1.88(g)      (0.33)(g)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................          (c)         3.83%
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Year Ended May 31, 1999....................          (c)         7.20
CLASS A
  Year Ended May 31, 2003....................      1.37%           3.83
  Year Ended May 31, 2002....................      1.30            8.28
  Year Ended May 31, 2001....................      1.25            2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Year Ended May 31, 1999(d).................          (c)         7.20
CLASS B
  Year Ended May 31, 2003....................          (c)         3.83
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Period Ended May 31, 1999(e)...............          (c)         7.20

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                      INVESTMENT ACTIVITIES
                                                         -----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS (LOSSES)
                                           VALUE,           NET               FROM            TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT         INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS        ACTIVITIES
                                          ---------      ----------      ---------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............   $13.41          $(0.01)           $(0.87)            $(0.88)
  Year Ended May 31, 2002...............    15.59           (0.01)             0.08               0.07
  Year Ended May 31, 2001...............    17.13           (0.01)             0.93               0.92
  Year Ended May 31, 2000...............    18.61              --*             1.66               1.66
  Year Ended May 31, 1999...............    20.11            0.06             (0.34)             (0.28)

CLASS A
  Year Ended May 31, 2003...............    13.27           (0.04)            (0.86)             (0.90)
  Year Ended May 31, 2002...............    15.49           (0.03)             0.06               0.03
  Year Ended May 31, 2001...............    17.07           (0.04)             0.92               0.88
  Year Ended May 31, 2000...............    18.59           (0.05)             1.67               1.62
  Year Ended May 31, 1999(d)............    20.10            0.02             (0.34)             (0.32)

CLASS B
  Year Ended May 31, 2003...............    12.79           (0.13)            (0.85)             (0.98)
  Year Ended May 31, 2002...............    15.11           (0.12)             0.05              (0.07)
  Year Ended May 31, 2001...............    16.82           (0.17)             0.92               0.75
  Year Ended May 31, 2000...............    18.49           (0.11)             1.58               1.47
  Period Ended May 31, 1999(e)..........    16.40           (0.06)             3.32               3.26

                                                         DIVIDENDS
                                          ----------------------------------------
                                                       NET REALIZED
                                                          GAINS
                                             NET           FROM
                                          INVESTMENT    INVESTMENT         TOTAL
                                            INCOME     TRANSACTIONS      DIVIDENDS
                                          ----------   ------------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............    $   --        $   --          $   --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Year Ended May 31, 1999...............     (0.06)        (1.16)          (1.22)
CLASS A
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Year Ended May 31, 1999(d)............     (0.03)        (1.16)          (1.19)
CLASS B
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Period Ended May 31, 1999(e)..........     (0.01)        (1.16)          (1.17)

---------------

  * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(e) Class B Shares commenced operations on October 2, 1998.

(f) Not annualized.

(g) Annualized.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                                                                              RATIO OF NET
                                                                                                  RATIO OF     INVESTMENT
                                                NET ASSET      TOTAL RETURN     NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,       (EXCLUDES SALES   END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD       CHARGE)          (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................    $12.53            (6.56)%         $ 61,177         1.16%        (0.12)%
  Year Ended May 31, 2002....................     13.41             1.22             72,308         1.14         (0.05)
  Year Ended May 31, 2001....................     15.59             5.13             74,765         1.13         (0.03)
  Year Ended May 31, 2000....................     17.13             8.55             95,307         1.11         (0.03)
  Year Ended May 31, 1999....................     18.61            (1.06)           106,330         1.09          0.34

CLASS A
  Year Ended May 31, 2003....................     12.37            (6.78)            17,652         1.41         (0.37)
  Year Ended May 31, 2002....................     13.27             0.96             20,949         1.38         (0.33)
  Year Ended May 31, 2001....................     15.49             4.90             14,890         1.38         (0.27)
  Year Ended May 31, 2000....................     17.07             8.27             16,708         1.36         (0.28)
  Year Ended May 31, 1999(d).................     18.59            (1.31)            20,409         1.35          0.10

CLASS B
  Year Ended May 31, 2003....................     11.81            (7.66)               379         2.16         (1.12)
  Year Ended May 31, 2002....................     12.79             0.26                492         2.14         (1.06)
  Year Ended May 31, 2001....................     15.11             4.14                473         2.13         (1.03)
  Year Ended May 31, 2000....................     16.82             7.37                449         2.13         (1.07)
  Period Ended May 31, 1999(e)...............     18.49            20.28(f)             138         2.10(g)      (0.73)(g)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................           (c)        0.00%
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Year Ended May 31, 1999....................           (c)       33.27
CLASS A
  Year Ended May 31, 2003....................       1.51%          0.00
  Year Ended May 31, 2002....................       1.48          38.78
  Year Ended May 31, 2001....................       1.48          62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Year Ended May 31, 1999(d).................           (c)       33.27
CLASS B
  Year Ended May 31, 2003....................           (c)        0.00
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Period Ended May 31, 1999(e)...............           (c)       33.27

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                      INVESTMENT ACTIVITIES
                                                         -----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS (LOSSES)
                                           VALUE,           NET               FROM            TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT         INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS        ACTIVITIES
                                          ---------      ----------      ---------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............   $ 7.28          $(0.04)           $(1.05)            $(1.09)
  Year Ended May 31, 2002...............     7.89           (0.04)            (0.57)             (0.61)
  Period Ended May 31, 2001(d)..........    10.00           (0.01)            (2.10)             (2.11)

CLASS A
  Year Ended May 31, 2003...............     7.24           (0.06)            (1.04)             (1.10)
  Year Ended May 31, 2002...............     7.87           (0.05)            (0.58)             (0.63)
  Period Ended May 31, 2001(d)..........    10.00           (0.02)            (2.11)             (2.13)

CLASS B
  Year Ended May 31, 2003...............     7.15           (0.10)            (1.03)             (1.13)
  Year Ended May 31, 2002...............     7.84           (0.11)            (0.58)             (0.69)
  Period Ended May 31, 2001(d)..........    10.00           (0.06)            (2.10)             (2.16)

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003...............     $--*         $--
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --
CLASS A
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --
CLASS B
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --

---------------

  * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) Fund commenced operations on September 1, 2000.

(e) Not annualized.

(f) Annualized.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                                                                              RATIO OF NET
                                                                                                  RATIO OF     INVESTMENT
                                                NET ASSET      TOTAL RETURN     NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,       (EXCLUDES SALES   END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD       CHARGE)          (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................     $6.19           (14.97)%         $22,313          1.25%        (0.67)%
  Year Ended May 31, 2002....................      7.28            (7.73)           22,943          1.25         (0.68)
  Period Ended May 31, 2001(d)...............      7.89           (21.08)(e)        18,473          1.25(f)      (0.22)(f)

CLASS A
  Year Ended May 31, 2003....................      6.14           (15.19)              812          1.50         (0.93)
  Year Ended May 31, 2002....................      7.24            (8.01)            1,049          1.50         (0.94)
  Period Ended May 31, 2001(d)...............      7.87           (21.28)(e)           809          1.50(f)      (0.48)(f)

CLASS B
  Year Ended May 31, 2003....................      6.02           (15.80)              178          2.25         (1.68)
  Year Ended May 31, 2002....................      7.15            (8.80)              236          2.25         (1.68)
  Period Ended May 31, 2001(d)...............      7.84           (21.60)(e)           249          2.25(f)      (1.26)(f)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2003....................           (c)       185.64%
  Year Ended May 31, 2002....................           (c)       152.13
  Period Ended May 31, 2001(d)...............           (c)       140.49
CLASS A
  Year Ended May 31, 2003....................       1.60%         185.64
  Year Ended May 31, 2002....................       1.60          152.13
  Period Ended May 31, 2001(d)...............       1.60(f)       140.49
CLASS B
  Year Ended May 31, 2003....................           (c)       185.64
  Year Ended May 31, 2002....................           (c)       152.13
  Period Ended May 31, 2001(d)...............           (c)       140.49

                       See notes to financial statements.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees
of Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (separate portfolios constituting the Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in their net assets for each of the two year in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 22, 2003

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

                                           TERM OF                                   NUMBER OF
                                         OFFICE AND                                PORTFOLIOS IN
                          POSITION(S)     LENGTH OF                                FUND COMPLEX         OTHER
                           HELD WITH        TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE TRUST       SERVED         DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
----------------------    -----------   -------------  --------------------------  -------------   ---------------
NON-INTERESTED TRUSTEES
John J. Pileggi*            Trustee     Indefinite     President and Chief              10         American
Age 43,                                 5/92 to        Executive Officer,                          Independence
2 Hopkins Plaza                         present        Mercantile Capital                          Funds Trust
10th Floor                                             Advisors Inc. Formerly,
Baltimore, MD 21201                                    President, Plusfunds.com,
                                                       2000-2002; Formerly
                                                       President and Chief
                                                       Executive Officer, ING
                                                       Mutual Funds Management
                                                       Co., LLC, a registered
                                                       investment adviser and
                                                       wholly-owned subsidiary of
                                                       ING North America, an
                                                       integrated financial
                                                       services company, 1998 to
                                                       2000; Formerly, director
                                                       of Furman Selz LLC, an
                                                       institutional brokerage
                                                       firm, 1994 through 1998.

Joe J. Powell III*          Trustee     Indefinite     Founder, Director and            10         N/A
Age 50,                                 11/02 to       President, Maximum
417 Glenway Drive                       present        Information Technology,
Jackson, MS 30602                                      Inc., 2000 to present;
                                                       Executive Vice President
                                                       and Director, First
                                                       Deposit Guaranty
                                                       1995-2000.

James T. Mallette*          Trustee     Indefinite     Attorney, Mallette Law           10         N/A
Age 42,                                 5/92 to        Firm, PA from
3900 Lakeland Drive                     present        2000-present; Formerly
Jackson, MS 39208                                      Attorney, Kelly, Gault &
                                                       Mallette, LLP for 2000.
                                                       Formerly, Attorney,
                                                       Stubblefield, Mallette &
                                                       Harvey, P.A. (1997 through
                                                       2000), and an Attorney,
                                                       Daniel Coker Horton and
                                                       Bell (1987-1997).

Walter P. Neely, Ph.D.*     Trustee     Indefinite     Professor and Consultant,        10         N/A
CFA,                                    5/92 to        Millsaps College, Jackson,
Age 56,                                 present        Mississippi, since 1980.
1701 North State Street
Jackson, MS 39210

                                           TERM OF                                   NUMBER OF
                                         OFFICE AND                                PORTFOLIOS IN
                          POSITION(S)     LENGTH OF                                FUND COMPLEX         OTHER
                           HELD WITH        TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE TRUST       SERVED         DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
----------------------    -----------   -------------  --------------------------  -------------   ---------------
INTERESTED TRUSTEE
Walter B. Grimm(1),         Trustee     Indefinite     Employee of BISYS Fund           10         1
Age 57,                                 9/98 to        Services -- 6/92 to
3435 Stelzer Road                       present        present Currently serves
Columbus, Oh 43219                                     as Senior Vice President.

* Member of the Audit Committee and Nominating Committee

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services. Mr. Grimm also serves as a director or trustee of the following fund groups: American Performance Funds, The Coventry Group, Variable Insurance Funds and United American Cash Reserves

Principal Officers

                        POSITION(S) HELD WITH     TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE        THE TRUST          LENGTH OF TIME SERVED        DURING PAST 5 YEARS
----------------------  ----------------------   ---------------------   ------------------------------
Walter B. Grimm,        President of the Trust    Indefinite, 9/98 to    Employee of BISYS Fund
Age 57,                                           present                Services -- 6/92 to present.
3435 Stelzer Road                                                        Currently serves as Senior
Columbus, Oh 43219                                                       Vice President.

Curtis Barnes,          Secretary of the Trust    Indefinite, 5/99 to    Vice President, Administration
Age 44,                                           present                Services, BISYS Fund
3435 Stelzer Road                                                        Services -- Since May 1995.
Columbus, OH

Nadeem Yousaf,          Treasurer of the Trust    Indefinite, 2/00 to    Vice President, Tax &
Age 33,                                           present                Financial Services, BISYS Fund
3435 Stelzer Road                                                        Services -- Since August 1999.
Columbus, OH                                                             Formerly, Director of Canadian
                                                                         Operations, Investors Bank and
                                                                         Trust.

                      (This page intentionally left blank)

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-ANN-5012-5/03

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2003

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.

ITEM 2. CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a)(1) Disclose that the registrant's board of trustees has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

           (2)  If the registrant provides the disclosure required by paragraph
                (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

           (3)  If the registrant provides the disclosure required by paragraph
                (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

         Only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS IT FILES OR SUBMITS UNDER THE SECURITIES EXCHANGE ACT OF 1934 IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THE EVALUATION THEREOF, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 10. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports with periods ending on or after July 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Performance Funds Trust
            --------------------------------------------------

By (Signature and Title)*   /s/ Walter B. Grimm
                            ---------------------------------------------------
                            President, Performance Funds Trust
                            ---------------------------------------------------


Date________8/11/03____________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm
                            ---------------------------------------------------
                            President, Performance Funds Trust
                            ---------------------------------------------------

_______________________________________________________________________________


Date________8/11/03____________________________

By (Signature and Title)*   /s/ Nadeem Yousaf
                            ---------------------------------------------------
                            Treasurer, Performance Funds Trust
                            ---------------------------------------------------

_______________________________________________________________________________


Date_______8/11/03_____________________________

_______________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.